         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                                   ISSUED BY
              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

                                   PROSPECTUS
                                  MAY 1, 1999

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about this variable annuity contract that you should know before investing.

To learn more about this variable annuity contract, you should consult the Statement of Additional Information ("SAI") dated May 1, 1999. For a free copy of the SAI, please contact us at:

  Providentmutual Life and Annuity Company of America
  300 Continental Drive
  Newark, Delaware 19713
  Telephone: 1-800-688-5177

Providentmutual Life and Annuity Company of America ("Providentmutual") has filed the SAI with the Securities and Exchange Commission and incorporates the SAI by reference into this prospectus. The Table of Contents for the SAI appears on page 38 of this prospectus. The Securities and Exchange Commission maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

Variable annuity contracts involve certain risks, and you may lose some or all of your investment. The investment performance of the subaccounts will vary, and you bear the entire investment risk of amounts allocated to the subaccounts.

The contract is not a deposit or obligation of any bank, and no bank endorses or guarantees the contract. Neither the Federal Deposit Insurance Corporation nor any federal agency insures your investment in the contract.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This variable annuity contract has 26 funding choices -- one fixed account (paying a guaranteed minimum fixed rate of interest) and 25 subaccounts of the Providentmutual Variable Annuity Separate Account which invest in the following portfolios:

MARKET STREET FUND, INC.
- Money Market Portfolio
- Growth Portfolio
- Bond Portfolio
- Managed Portfolio
- Aggressive Growth Portfolio
- International Portfolio
- All Pro Large Cap Growth Portfolio
- All Pro Small Cap Growth Portfolio
- All Pro Large Cap Value Portfolio
- All Pro Small Cap Value Portfolio
VARIABLE INSURANCE PRODUCTS FUND
- VIP High Income Portfolio
- VIP Equity-Income Portfolio
- VIP Growth Portfolio
- VIP Overseas Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
- VIP II Asset Manager Portfolio
- VIP II Contrafund Portfolio
- VIP II Index 500 Portfolio
- VIP Investment Grade Bond Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
- Limited Maturity Bond Portfolio
- Partners Portfolio
ALGER AMERICAN FUND
- Small Capitalization Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
- Van Eck Worldwide Hard Assets Portfolio
- Van Eck Worldwide Bond Portfolio
- Van Eck Worldwide Emerging Markets Portfolio
- Van Eck Worldwide Real Estate Portfolio

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Definitions.................................................    1
Table of Expenses...........................................    2
Summary.....................................................    7
     The Contract...........................................    7
     Charges and Deductions.................................    8
     Annuity Provisions.....................................    9
     Federal Tax Status.....................................    9
The Company, the Variable Account and the Funds.............   10
     Providentmutual Life and Annuity Company of America....   10
     Providentmutual Variable Annuity Separate Account......   10
     The Funds..............................................   11
          The Market Street Fund, Inc. .....................   12
          The Alger American Fund...........................   13
          Variable Insurance Products Fund and Variable
         Insurance Products Fund II.........................   13
          VIP Fund..........................................   13
          Neuberger Berman Advisers Management Trust........   14
          Van Eck Worldwide Insurance Trust.................   15
     Resolving Material Conflicts...........................   16
     Addition, Deletion or Substitution of Investments......   17
Description of Annuity Contract.............................   17
     Issuance of a Contract.................................   17
     Premiums...............................................   18
     Free-Look Period.......................................   18
     Allocation of Premiums.................................   18
     Variable Account Value.................................   19
     Transfer Privilege.....................................   20
     Dollar Cost Averaging..................................   21
     Withdrawals and Surrender..............................   21
     Death Benefit Before Maturity Date.....................   23
     Proceeds on Maturity Date..............................   24
     Payments...............................................   25
     Modification...........................................   25
     Reports to Contract Owners.............................   25
     Contract Inquiries.....................................   25
The Guaranteed Account......................................   25
     Minimum Guaranteed and Current Interest Rates..........   26
     Transfers from Guaranteed Account......................   26
     Payment Deferral.......................................   27
Charges and Deductions......................................   27
     Surrender Charge (Contingent Deferred Sales Charge)....   27
     Administrative Charges.................................   28
     Mortality and Expense Risk Charge......................   28
     Other Charges Including Investment Advisory Fees of the
      Funds.................................................   29
     Premium Taxes..........................................   29
     Other Taxes............................................   29
Payment Options.............................................   29
     Election of Options....................................   30
     Description of Options.................................   30
Yields and Total Returns....................................   30

                                                              PAGE
                                                              ----
Federal Tax Status..........................................   32
     Introduction...........................................   32
     Tax Status of the Contract.............................   32
     The Treatment of Annuities.............................   33
     Taxation of Non-Qualified Contracts....................   33
     Taxation of Qualified Contracts........................   34
     Withholding............................................   35
     Possible Changes in Taxation...........................   36
     Other Tax Consequences.................................   36
Distribution of Contracts...................................   36
Preparing for Year 2000.....................................   36
Legal Proceedings...........................................   37
Voting Rights...............................................   37
Financial Statements........................................   37
Statement of Additional Information Table of Contents.......   38
Appendix A--Financial Highlights............................  A-1
Appendix B--Plan of Conversion..............................  B-1

                                  DEFINITIONS

ANNUITANT.................. The person whose life determines the annuity benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY................ The person to whom we pay the proceeds payable on the death of the Owner or the Annuitant.

CASH SURRENDER VALUE....... The Contract Account Value less any applicable
                            Surrender Charge.

CONTRACT................... The individual flexible premium deferred variable annuity contract issued by Providentmutual and offered in this prospectus.

CONTRACT ACCOUNT VALUE..... The sum of the Variable Account Value and the
                            Guaranteed Account Value.

CONTRACT YEARS, MONTHS, AND
ANNIVERSARIES.............. Are measured from the effective date of the
                            Contract.

FUND....................... A designated mutual fund in which the Variable
                            Account invests.

GUARANTEED ACCOUNT......... This account is part of our general account and is not part of nor dependent upon the investment performance of the Variable Account.

GUARANTEED ACCOUNT VALUE... Net Premiums allocated and Contract Account Value transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

MATURITY DATE.............. The date when we apply the Contract Account Value to a payment option, unless the Owner has elected to receive a lump sum payment of the Cash Surrender Value.

NET PREMIUM................ The premium paid less any premium tax levied for the year the premium is paid.

NON-QUALIFIED CONTRACT..... A Contract that is not a "Qualified Contract."

OWNER...................... The person entitled to exercise all rights and privileges provided in the Contract.

PAYMENT OPTION............. One of the three annuity payment options available under the Contract.

PORTFOLIO.................. An investment portfolio of a Fund.

PROVIDENTMUTUAL, WE, OUR,
US......................... Providentmutual Life and Annuity Company of America.

QUALIFIED CONTRACT......... A Contract issued in connection with plans that qualify for special Federal income tax treatment under sections 401, 403(b), 408 or 408A of the Internal Revenue Code of 1986, as amended.

SERVICE CENTER............. Providentmutual's office at 300 Continental Drive,
                            Newark, Delaware 19713.

SUBACCOUNT................. A subdivision of the Variable Account.

VALUATION DAY.............. Each day on which applicable law requires valuation of the assets of a Subaccount.

VALUATION PERIOD........... The period that starts at the close of business on one Valuation Day and ends at the close of business on the next succeeding Valuation Day.

VARIABLE ACCOUNT........... Providentmutual Variable Annuity Separate Account.

VARIABLE ACCOUNT VALUE..... The aggregate of the values attributable to the
                            Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Unit Value on the relevant Valuation Day by the number of Subaccount units allocated to the Contract.

WRITTEN NOTICE............. A written request or notice in a form satisfactory to Providentmutual which is signed by the Owner and received at the Service Center.

YOU........................ The Owner.

                               TABLE OF EXPENSES

     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums...............  none
Maximum Contingent Deferred Sales Charge (as
  a percentage of amount surrendered or
  withdrawn)(1)..............................     7%
ANNUAL ADMINISTRATION FEE....................  $30 per Contract Year
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a % of Variable Account Value)
Mortality and Expense Risk Charges...........  1.25%
Account Fees and Expenses(2).................  0.15%
                                               ----
Total Variable Account
  Annual Expenses............................  1.40%

                                                                  MONEY                               AGGRESSIVE
                                                   GROWTH        MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                 PORTFOLIO      PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
                                               --------------   ---------   ----------   ----------   ----------   -------------
MARKET STREET FUND ANNUAL EXPENSES
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................       0.32%         0.25%        0.35%        0.40%        0.41%         0.75%
Other Expenses...............................       0.15%         0.17%        0.20%        0.18%        0.21%         0.25%
                                                    ----          ----         ----         ----         ----          ----
Total Fund Annual Expenses...................       0.47%         0.42%        0.55%        0.58%        0.62%         1.00%

                                                  ALL-PRO        ALL-PRO     ALL-PRO      ALL-PRO
                                                 LARGE CAP      LARGE CAP   SMALL CAP    SMALL CAP
                                                   GROWTH         VALUE       GROWTH       VALUE
                                                 PORTFOLIO      PORTFOLIO   PORTFOLIO    PORTFOLIO
                                               --------------   ---------   ----------   ----------
MARKET STREET FUND, INC. ANNUAL EXPENSES
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................       0.70%         0.70%        0.90%        0.90%
Other Expenses...............................       0.22%         0.27%        0.35%        0.39%
                                                    ----          ----         ----         ----
Total Fund Annual Expenses(3)................       0.92%         0.97%        1.25%        1.29%

                                                   SMALL
                                               CAPITALIZATION
                                                 PORTFOLIO
                                               --------------
ALGER AMERICAN FUND ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees).................       0.85%
Other Expenses...............................       0.04%
                                                    ----
Total Fund Annual Expenses...................       0.89%

                                                           HIGH       EQUITY
                                                          INCOME      INCOME       GROWTH      OVERSEAS
                                                         PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                         ---------   ---------   ----------   ----------
VARIABLE INSURANCE PRODUCTS FUND ("VIP FUND")
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees)...........................     0.58%       0.49%       0.59%        0.74%
Other Expenses
  (after reimbursement)................................     0.12%       0.08%       0.07%        0.15%
                                                           -----       -----       -----        -----
Total Fund Annual Expenses
  (after reimbursement)(3).............................     0.70%       0.57%       0.66%        0.89%

                                                           ASSET       INDEX     INVESTMENT
                                                          MANAGER       500      GRADE BOND   CONTRAFUND
                                                         PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                         ---------   ---------   ----------   ----------
VARIABLE INSURANCE PRODUCTS FUND II ("VIP II FUND")
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees)...........................     0.54%       0.24%       0.43%        0.59%
Other Expenses
  (after reimbursement)................................     0.09%       0.04%       0.14%        0.07%
                                                           -----       -----       -----        -----
Total Fund Annual Expenses
  (after reimbursement)(3).............................     0.63%       0.28%       0.57%        0.66%

                                                               LIMITED
                                                              MATURITY
                                                                BOND      PARTNERS
                                                              PORTFOLIO   PORTFOLIO
                                                              ---------   ---------
NEUBERGER BERMAN ADVISERS
  MANAGEMENT TRUST ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees)................................    0.65%       0.78%
Other Expenses..............................................    0.11%       0.06%
                                                                ----        ----
Total Fund Annual Expenses..................................    0.76%       0.84%

                                                                    WORLDWIDE   WORLDWIDE   WORLDWIDE
                                                        WORLDWIDE     HARD      EMERGING      REAL
                                                          BOND       ASSETS      MARKETS     ESTATE
                                                        PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                                        ---------   ---------   ---------   ---------
VAN ECK WORLDWIDE INSURANCE TRUST
  ANNUAL EXPENSES(4)
  (as a percentage of average net assets)
Management Fees
  (Investment Advisory Fees)..........................     1.00%       1.00%       1.00%       1.00%
Other Expenses
  (after reimbursement)...............................     0.15%       0.16%       0.50%       0.50%
                                                          -----       -----       -----       -----
Total Fund Annual Expenses
  (after reimbursement)(3)............................     1.15%       1.16%       1.50%       1.50%

     Premium taxes may be applicable, depending on various states' laws.

     The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne by the Contract Owner, directly or indirectly. The tables reflect expenses of the Variable Account as well as for the Funds for the 1998 calendar year. For a more complete description of the various costs and expenses, see "Charges and Deductions,".
---------------
     (1) A surrender charge is deducted only if a withdrawal or surrender occurs during the first seven Contract Years; no surrender charge is deducted for a withdrawal or surrender in Contract Years eight and later. For the first Contract Year, the maximum charge is 7% of the amount withdrawn or surrendered. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year until it is zero in Contract Year eight. The maximum total surrender charge will not exceed 8 1/2% of the total gross premiums paid under the Contract. Subject to certain restrictions, after the first Contract Year up to 10% of the Contract Account Value as of the beginning of a Contract Year may be surrendered or withdrawn without charge in such Contract Year. (See "Surrender Charge.")
     (2) Asset-based administration charge.
     (3) For certain portfolios, certain expenses were reimbursed or fees waived during 1998. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year. Absent the expense reimbursement, the 1998 Total Annual Expenses would have been 1.36%, for the Market Street Fund All-Pro Small Cap Value Portfolio, 0.58%, for the VIP Fund Equity-Income Portfolio, 0.68%, for the VIP Fund Growth Portfolio, 0.91%, for the VIP II Fund Overseas Portfolio, 0.64%, for the VIP II Fund Asset Manager Portfolio, 0.35%, for the VIP II Fund Index 500 Portfolio, 0.70%, for the VIP II Fund Contrafund Portfolio, 1.20%, for the Van Eck Worldwide Hard Assets Portfolio, 1.61%, for the Van Eck Worldwide Emerging Markets Portfolio and 5.32%, for the Van Eck Worldwide Real Estate Portfolio. Similar expense reimbursement and fee waiver arrangements were also in place for the other Portfolios and it is anticipated that such arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1998 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.
     (4) The fee and expense information regarding the Funds was provided by those Funds. The Neuberger Berman Advisers Management Trust, the Alger American Fund, the VIP Fund, the VIP II Fund, and the Van Eck WIT Fund are not affiliated with PLACA.

EXAMPLES

     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     1. If the Contract is surrendered at the end of the applicable time period:

                  SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                  ----------                    ------   -------   -------   --------
MS Growth.....................................  $83.40   $ 97.76   $126.63   $246.83
MS Money Market...............................   82.93     96.30    124.13    241.70
MS Bond.......................................   84.15    100.10    130.62    254.99
MS Managed....................................   84.43    100.97    132.11    258.03
MS Aggressive Growth..........................   84.81    102.13    134.10    262.08
MS International..............................   88.38    113.14    152.81    299.73
MS All Pro Large Cap Growth...................   87.63    110.83    148.90    291.92
MS All Pro Large Cap Value....................   88.10    112.28    151.34    296.81
MS All Pro Small Cap Growth...................   90.73    120.34    164.96    323.76
MS All Pro Small Cap Value....................   91.11    121.49    166.90    327.55
Alger American Small Cap......................   87.35    109.96    147.42    288.97
Fidelity High Income..........................   85.56    104.46    138.06    270.12
Fidelity Equity Income........................   84.34    100.68    131.61    257.02
Fidelity Growth...............................   85.18    103.30    136.08    266.10
Fidelity Overseas.............................   87.35    109.96    147.42    288.97
Fidelity Investment Grade Bond................   84.34    100.68    131.61    257.02
Fidelity Asset Manager........................   84.90    102.42    134.59    263.08
Fidelity Index 500............................   81.61     92.21    117.11    227.19
Fidelity Contrafund...........................   85.18    103.30    136.08    266.10
Neuberger Limited Maturity Bond...............   86.12    106.20    141.03    276.11
Neuberger Partners............................   86.88    108.52    144.97    284.04
Van Eck Worldwide Bond........................   89.79    117.47    160.12    314.22
Van Eck Wordwide Hard Assets..................   89.88    117.75    160.60    315.17
Van Eck Worldwide Emerging Mkts...............   93.08    127.50    176.99    347.20
Van Eck Worldwide Real Estate.................   93.08    127.50    176.99    347.20

     2. If the Contract is not surrendered or is annuitized at the end of the applicable time period:

SUBACCOUNT                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------                                       ------   -------   -------   --------
MS Growth......................................  $21.70   $66.96    $114.82   $246.83
MS Money Market................................   21.20    65.45     112.28    241.70
MS Bond........................................   22.50    69.37     118.86    254.99
MS Managed.....................................   22.80    70.28     120.37    258.03
MS Aggressive Growth...........................   23.20    71.48     122.39    262.08
MS International...............................   27.00    82.88     141.35    299.73
MS All Pro Large Cap Growth....................   26.20    80.49     137.39    291.92
MS All Pro Large Cap Value.....................   26.70    81.98     139.87    296.81
MS All Pro Small Cap Growth....................   29.50    90.33     153.67    323.76
MS All Pro Small Cap Value.....................   29.90    91.52     155.63    327.55
Alger American Small Cap.......................   25.90    79.59     135.89    288.97
Fidelity High Income...........................   24.00    73.89     126.40    270.12
Fidelity Equity Income.........................   22.70    69.98     119.87    257.02
Fidelity Growth................................   23.60    72.69     124.40    266.10
Fidelity Overseas..............................   25.90    79.59     135.89    288.97
Fidelity Investment Grade Bond.................   22.70    69.98     119.87    257.02
Fidelity Asset Manager.........................   23.30    71.78     122.89    263.08
Fidelity Index 500.............................   19.80    61.21     105.16    227.19
Fidelity Contrafund............................   23.60    72.69     124.40    266.10
Neuberger Limited Maturity Bond................   24.60    75.69     129.41    276.11
Neuberger Partners.............................   25.40    78.09     133.40    284.04
Van Eck Worldwide Bond.........................   28.50    87.35     148.76    314.22
Van Eck Wordwide Hard Assets...................   28.60    87.65     149.25    315.17
Van Eck Worldwide Emerging Mkts................   32.00    97.74     165.86    347.20
Van Eck Worldwide Real Estate..................   32.00    97.74     165.86    347.20

     The Examples provided above assume that no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administration Fee is $30 and that the Contract Account Value per contract is $10,000, which translates the Administration Fee into an assumed .30% charge for purposes of the Examples based on a $1,000 investment.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

                                    SUMMARY

     This section is a summary of some of the more important points that you should know and consider before purchasing this variable annuity contract. We discuss each of these topics in greater detail further back in this prospectus.

THE CONTRACT

     Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity issued by us. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell these Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as those which do not qualify for special tax treatment (Non-Qualified Contracts).

To purchase a Contract, you must submit an application and pay the minimum initial premium. We will not begin to make annuity payments until the Maturity Date.

     Free-Look Period. You have the right to return the Contract within 10 days after you receive it. We treat the returned Contract as if it was never issued. If you return the Contract within the free-look period, we will return a refund amount to you. In most states, the amount we return is:

     - premiums paid, including any contract fees and charges,

       minus

     - any amounts allocated to the Variable Account

       plus

     - the Variable Account Value on the date of termination.

In states where required, we will return the premiums that you paid.

     Premiums. We require a minimum initial premium of at least $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying premiums of $100 per month. You may make subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

     Allocation of Net Premiums. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. (We do not offer the Guaranteed Account in Oregon.) In states where you are guaranteed the return of your premium if you cancel during the free-look period, all Net Premiums will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.

We invest the assets of each Subaccount solely in a corresponding Portfolio. The Contract Account Value (except for amounts in the Guaranteed Account) will vary according to the investment performance of the Portfolios in which the chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year, or a higher current interest rate as we may declare.

     Transfers. On or before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. We only allow one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account.

     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Cash Surrender Value (Contract Account Value less any applicable Surrender Charge), subject to certain limitations.

     Surrender. Upon Written Notice received at the Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge).

     Death Benefit. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract years, the death benefit equals the greater of:

     - premiums paid less any amounts withdrawn (including applicable Surrender Charges), or

     - the Contract Account Value on the date of receipt of due proof of the Annuitant's death.

After the end of the sixth Contract Year, the death benefit equals the greatest of:

     - the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn, or

     - the Contract Account Value on the date of receipt of due proof of the Annuitant's death, or

     - premiums paid less any amounts withdrawn (including applicable Surrender Charges).

If you die before the Maturity Date, we must generally distribute the Contract Account Value (or, if you are also the Annuitant, the death benefit) to the Beneficiary within five years after the date of your death.

     Step-Up Rider. You may also elect a Step-up Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday. We will also "step-up" the guaranteed death benefit by an amount equal to aggregate Net Premiums paid since the last six year Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:

     - the Contract Account Value on the date we receive due proof of the Annuitant's death, or

     - the sum of premiums paid, less any withdrawals (including applicable Surrender Charges).

     Rising Floor Rider. You may also elect a Rising Floor Rider, which provides a guaranteed minimum death benefit. This guaranteed minimum death benefit equals the sum of premiums paid less reductions for withdrawals, with interest accumulating at an annual rate of 4 1/2% until the Contract Anniversary prior to the Annuitant's 75th birthday. Thereafter, we add premiums and deduct withdrawals from the guaranteed death benefit. We reduce the guaranteed minimum death benefit for a withdrawal by the same percentage that the withdrawal reduces Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value.

CHARGES AND DEDUCTIONS

     Surrender Charge (Contingent Deferred Sales Charge). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the seventh Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.

For the first Contract Year, the charge is 7% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total gross premiums paid under the Contract.

During each Contract Year after the first Contract Year, you may, subject to certain restrictions, withdraw up to 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge. (See "Surrender Charge").

     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.

     Transfer Processing Fee. Transfers of amounts in the Subaccounts and the Guaranteed Account are free.

     Mortality and Expense Risk Charge. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).

     Asset-Based Administration Charge. We deduct a daily administration charge to compensate us for certain expense we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.

     Premium Taxes. If state or other Premium Taxes apply to a Contract, we deduct such taxes. Depending upon when we must pay such taxes to the taxing authority, we deduct those taxes either:

     - from premiums as they are received, or

     - from the Contract Account Value, upon a withdrawal from or surrender of the Contract or upon application of the Contract Account Value to a Payment Option.

     Investment Advisory Fees and Other Expenses of the Funds. Because each Subaccount holds shares of a Portfolio, its net assets reflect the investment advisory fee incurred by the Portfolio. Each Portfolio pays a daily investment advisory fee to its investment adviser based on its average daily net assets. As a result, the amount of the fee depends upon the size of the Portfolio. Each Portfolio also pays other of its own expenses. Currently, the investment adviser may waive part of the investment advisory fee and the Company may reimburse certain expenses of the Portfolios.

ANNUITY PROVISIONS

     Maturity Date. We will apply the Contract Account Value (less any applicable Premium Tax) to a Payment Option on the Maturity Date unless you elect to receive the Cash Surrender Value at that time.

     Payment Options. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

     - Life Annuity,

     - Life Annuity with 10 Years Guaranteed, and

     - Alternate Income Option.

FEDERAL TAX STATUS

     Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in adverse Federal income tax consequences. In certain circumstances, a penalty tax may apply.

                    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA

     The Contracts are issued by Providentmutual Life and Annuity Company of America ("Providentmutual") which is a stock life insurance company originally incorporated under the name of Washington Square Life Insurance Company in the Commonwealth of Pennsylvania in 1958. The name of the Company was changed from Washington Square to Providentmutual in 1991 and the Company was redomiciled as a Delaware insurance company in December, 1992. Providentmutual is currently licensed to transact life insurance business in 48 states and the District of Columbia. As of December 31, 1998, Providentmutual had total assets of approximately $1.5 billion.

     Providentmutual is a wholly-owned subsidiary of Provident Mutual Life Insurance Company ("PMLIC"). PMLIC was chartered by the Commonwealth of Pennsylvania in 1865 and at the end of 1998 had total assets of approximately $8.7 billion. On December 31, 1997, Providentmutual and PMLIC entered into a Support Agreement whereby PMLIC agrees to ensure that Providentmutual's total adjusted capital will remain at the level of 200% of the company action level for risk-based capital at the end of each calendar quarter during the term of the agreement, agreeing to contribute to Providentmutual an amount of capital sufficient to attain such level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in such companies' operations.

     Further, PMLIC agrees to cause Providentmutual to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by Providentmutual. This agreement will remain in effect provided Providentmutual is, and remains, a subsidiary of PMLIC. Prior to any material modification or termination of the agreement, a determination must be made that such modification or termination will not have an adverse impact on the policyholders of Providentmutual. Such determination shall be based on the ability of Providentmutual at the time of such determination to maintain its own financial stability according to the standards contained in the agreement. Other than this Support Agreement, PMLIC is under no obligation to invest money in Providentmutual nor is it in any way a guarantor of Providentmutual's contractual obligations or obligations under the Contract.

     Providentmutual is subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which it does business. Providentmutual submits annual statements on its operations and finances to insurance officials in such states and jurisdictions. The forms for the Contract described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     Providentmutual is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT

     Providentmutual Variable Annuity Separate Account is a separate investment account of Providentmutual, established by the Board of Directors of Providentmutual on May 9, 1991, under Pennsylvania law. Because Providentmutual later redomesticated as a Delaware Insurance Company, the Variable Account is now subject to regulation by the Delaware Insurance Department. Providentmutual has caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

     The assets of the Variable Account are owned by Providentmutual. However, these assets are held separate from other assets and are not part of Providentmutual's General Account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Providentmutual conducts. Providentmutual may transfer to its General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract value allocated to the Variable Account under the Contracts).

     The income, gains or losses, whether or not realized, from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains or losses. Providentmutual may accumulate in the Variable Account the charge for expense and expense risks, mortality gains and losses and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.

     The Variable Account currently has thirty-six Subaccounts, twenty-five of which are available under the Contracts. They are: Growth; Money Market; Bond; Managed; Aggressive Growth; International; All Pro Large Cap Growth; All Pro Large Cap Value; All Pro Small Cap Growth; All Pro Small Cap Value; Alger Small Cap; Fidelity High Income; Fidelity Equity-Income; Fidelity Growth; Fidelity Asset Manager; Fidelity Contrafund; Fidelity Index 500; Fidelity Overseas; Fidelity Investment Grade Bond; Neuberger & Berman Limited Maturity Bond; Neuberger & Berman Partners; Van Eck Worldwide Bond; Van Eck Worldwide Hard Assets; Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate. The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.

THE FUNDS

     The Variable Account currently invests in portfolios of nine series-type mutual funds six of which are available under the Contracts: Market Street Fund, Inc.; Alger American Fund; Variable Insurance Products Fund; Variable Insurance Products Fund II; Neuberger & Berman Advisers Management Trust; and Van Eck Worldwide Insurance Trust (collectively, the "Funds"). Each of these Funds is registered with the SEC under the 1940 Act as an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.

     The assets of each Fund portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objective and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding portfolio.

     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and Providentmutual. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between Providentmutual and a Fund terminate, the Variable Account will not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate Account Values or premium payments to Subaccounts investing in portfolios of that Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement between the Fund and Providentmutual has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to Providentmutual, Providentmutual will not be able to honor requests of Owners to allocate their Account Values or premium payments to Subaccounts investing in shares of that Fund or portfolio.

     Certain Subaccounts invest in portfolios that have similar investment objectives and/or policies; therefore before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this prospectus.

THE MARKET STREET FUND, INC.

     The Growth, Money Market, Bond, Managed, Aggressive Growth, International All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Subaccounts invest in shares of The Market Street Fund, Inc. The Fund currently issues six "series" or classes of shares, each of which represents an interest in a separate Portfolio within the Fund: the Growth, Money Market, Bond, Managed, Aggressive Growth, International All Pro Large Cap Growth, All Pro Small Cap Growth, All Pro Large Cap Value and All Pro Small Cap Value Portfolios. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount. Shares of the All Pro Portfolios may not be currently available for sale in all states. If they are not yet available in your state, you may not allocate premiums to them until such time as they are available.

     The investment objectives of the Portfolios are set forth below.

     The Growth Portfolio. This Portfolio seeks intermediate and long-term growth of capital by investing in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long-term. Current income is a secondary consideration.

     The Money Market Portfolio. Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments.

     The Bond Portfolio. Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

     The Managed Portfolio. The Managed Portfolio seeks to realize as high a level of long-term total rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

     The Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

     The International Portfolio. International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.

     All Pro Large Cap Growth Portfolio seeks to achieve long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies among the 750 largest by market capitalization at the time of purchase, which the Advisers believe show potential for growth in future earnings.

     All Pro Small Cap Growth Portfolio seeks to achieve long-term capital appreciation. The Portfolio pursues its objective by investing primarily in common stock and other equity securities of companies included in the Wilshire 4500 Equity Index at the time of purchase, which the Advisers believe show potential for growth in future earnings.

     All Pro Large Cap Value Portfolio seeks to provide long-term capital appreciation. The Portfolio attempts to achieve this objective by investing primarily in undervalued common stock and other equity securities of companies among the 750 largest by market capitalizations at the time of purchase that the Advisers believe offer above-average potential for growth in future earnings.

     All Pro Small Cap Value Portfolio seeks to provide long-term capital appreciation. The Portfolio pursues this objective by investing primarily in undervalued common stock and other equity securities of companies included in the Wilshire 4500 Equity Index at the time of purchase, which the Advisers believe offer above-average potential for growth in future earnings.

     The Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios are advised by Sentinel Advisors Company; and the International Portfolio is advised by Providentmutual Investment Management Company ("PIMC"). PIMC employs The Boston Company Asset Management, Inc., to provide investment advisory services in connection with the International Portfolio. PIMC serves as investment adviser for the All Pro Portfolios. PIMC uses a "manager of managers" approach for the All Pro Portfolios under which PIMC allocates each Portfolio's assets among one or more "specialist" investment sub-advisers. As of the date of this prospectus, the assets of each All Pro Portfolio are managed in part by the following:

PORTFOLIO                                                     SUBADVISERS
---------                                                     -----------
All Pro Large Cap Growth..................  Cohen, Klingenstein & Marks; Geewax, Terker &
                                            Co.
All Pro Small Cap Growth..................  Standish, Ayer & Wood; Husic Capital Management.
All Pro Large Cap Value...................  Equinox Capital Management, Inc.; Harris
                                            Associates, Inc.; Mellon Equity Associates.
All Pro Small Cap Value...................  1838 Investment Advisors; Denver Investment
                                              Advisors.

Each of these advisers is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.

THE ALGER AMERICAN FUND

     The Alger American Small Capitalization Subaccount of the Variable Account invests in shares of the Alger American Small Capitalization Portfolio of The Alger American Fund ("Alger American"). (Alger American has other investment portfolios that are not offered to the Variable Account or under the Policies.) Shares of the Alger American Small Capitalization Portfolio are purchased and redeemed by the Variable Account at net asset value without a sales charge. The Variable Account purchases shares of Alger American Small Capitalization Portfolio from Alger American in accordance with a participation agreement between Alger American and PMLIC. The termination provisions of this participation agreement is described below.

     Alger American Small Capitalization Portfolio seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace.

     The Investment Adviser for the Portfolio is Fred Alger Management, Inc.

VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II

     The Fidelity Equity-Income Subaccount, Fidelity Growth Subaccount, Fidelity High Income Subaccount and Fidelity Overseas Subaccount of the Variable Account invest in shares of the VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio and VIP Overseas Portfolio, respectively, of the VIP Fund. The Fidelity Asset Manager Subaccount, Fidelity Contrafund Subaccount, Fidelity Index 500 Subaccount and Fidelity Investment Grade Bond Subaccount of the Variable Account invest in shares of the VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio, VIP II Index 500 Portfolio and VIP II Investment Grade Bond Portfolio, respectively, of the VIP II Fund. (The VIP Fund and VIP II Fund have other investment Portfolios that are not offered to the Variable Account or under the Policies.) Shares of these Portfolios are purchased and redeemed by the Variable Account at net asset value without a sales charge. The Variable Account purchases shares of the Portfolios from the VIP Fund and the VIP II Fund in accordance with a participation agreement between each Fund and PMLIC. The termination provisions of these participation agreements are described below.

     The investment objectives of the Portfolios of the VIP Fund and the VIP II Fund in which the Subaccounts invest are set forth below. The investment experience of each Subaccount depends upon the investment performance of the corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.

VIP FUND

     VIP Equity-Income Portfolio. This Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index.

     VIP Growth Portfolio. This Portfolio seeks to achieve capital appreciation. The VIP Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     VIP High Income Portfolio. This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital.

     VIP Overseas Portfolio. This Portfolio seeks long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for diversification by participating in companies and economies outside of the United States.

  VIP II Fund

     VIP II Asset Manager Portfolio. This Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

     VIP II Contrafund Portfolio. This Portfolio seeks capital appreciation by investing in securities of companies where value is not fully recognized by the public.

     VIP II Index 500 Portfolio. This Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of a broad range of common stocks publicly traded in the United States. In seeking this objective, the VIP II Index 500 Portfolio attempts to duplicate the composition and total return of the Standard and Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low. The Portfolio is designed as a long-term investment option.

     VIP II Investment Grade Bond Portfolio. This Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

     The Portfolios of the VIP Fund and VIP II Fund are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Asset Manager Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"), pursuant to which these entities provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe while FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.

     Each Portfolio utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.

     Each Portfolio also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     The Neuberger Berman Limited Maturity Bond Subaccount and Neuberger Berman Partners Subaccount of the Variable Account invest in shares of the Limited Maturity Bond Portfolio and Partners Portfolio, respectively, of the Neuberger Berman Advisers Management Trust ("AMT"). (AMT has other investment portfolios that are not offered to the Variable Account or under the Policies.) Shares of these Portfolios are purchased and redeemed by the Variable Account at net asset value without a sales charge.

The Variable Account purchases shares of the Portfolios from AMT in accordance with a participation agreement between AMT and Providentmutual. Shares of the Neuberger Berman Partners Portfolio may not be currently available for sale in all states. If they are not yet available in your state, you may not allocate premiums to them until such time as they are available. The termination provisions of these participation agreements are described below.

     Each Portfolio of AMT invests all of its net investable assets in its corresponding Series (each, a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. Each Series invests in securities in accordance with an investment objective, policies and limitations identical to those of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information regarding this structure, see the prospectus for AMT.

     In that the investment objective of each Portfolio matches that of its corresponding Series, the following describes the investment objective of each Series underlying the Portfolio of AMT in which the Subaccounts will invest. The investment experience of each Subaccount depends upon the investment performance of its corresponding Portfolio. There is no assurance that any Portfolio will achieve its stated objective.

     Limited Maturity Bond Portfolio. The Series corresponding to this Portfolio seeks the highest current income consistent with low risk to principal and liquidity and secondarily, total return, through investment in short to intermediate term debt securities, primarily investment grade.

     Partners Portfolio. The Series corresponding to this Portfolio seeks capital growth through investment in common stocks and other equity securities of medium to large capitalization established companies.

     The Investment Adviser for the Series of Managers Trust corresponding to the Limited Maturity Bond and Partners Portfolios of AMT is Neuberger Berman Management, Incorporated. The Investment Adviser retains Neuberger Berman, without cost to AMT, as sub-adviser to furnish it with investment recommendations and research information.

VAN ECK WORLDWIDE INSURANCE TRUST

     The Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts of the Variable Account invest in shares of the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets, and Van Eck Worldwide Real Estate Portfolios, respectively, of the Van Eck Worldwide Insurance Trust ("Van Eck Trust"). Shares of the Van Eck Worldwide Bond, Worldwide Hard Assets, Worldwide Emerging Markets, and Van Eck Worldwide Real Estate Portfolios are purchased and redeemed by the Variable Account at net asset value without a sales charge. The Variable Account purchases shares of the Portfolio from Van Eck Trust in accordance with a participation agreement between the Van Eck Trust and Providentmutual. Shares of the Van Eck Worldwide Real Estate Portfolio may not be currently available for sale in all states. If they are not yet available in your state, you may not allocate premiums to them until such time as they are available. The termination provisions of this participation agreement are described below.

     The investment objectives of the Portfolios of Van Eck Trust are set forth below. The investment experience of each Subaccount depends upon the investment performance of its corresponding Portfolio. There is no assurance that these Portfolios will achieve their stated objectives.

     Van Eck Worldwide Hard Assets Portfolio seeks long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard Assets Securities include equity securities of Hard Asset Companies and securities, including structured notes, whose value is linked to the price of a Hard Asset commodity or a commodity index. Hard Asset Companies include companies that are directly or indirectly engaged to a significant extent in the exploration, development, production or distribution of one or more of the following (together, Hard Assets); (i) precious metals, (ii) ferrous and non-ferrous metals,

(iii) gas, petroleum, pretochemicals or other hydrocarbons, (iv) forest products, (v) real estate and (vi) other basic non-agricultural commodities. Income is a secondary consideration.

     Van Eck Worldwide Bond Portfolio seeks high total return through a flexible policy of investing globally, primarily in debt securities. Total return is comprised of current income and capital appreciation. The Portfolio attempts to achieve its investment objective by taking advantage of investment opportunities in the United States as well as in other countries throughout the world where opportunities may be more rewarding and may emphasize either component of total return.

     Van Eck Worldwide Emerging Markets Portfolio seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

     Van Eck Worldwide Real Estate Portfolio seeks to maximize total return by investing primarily in equity securities of domestic and foreign companies which are principally engaged in the real estate industry or which own significant real estate assets.

     The investment adviser for the Van Eck Worldwide Bond, the Worldwide Hard Assets and Worldwide Real Estate Portfolios is Van Eck Associates Corporation ("Van Eck Associates"). The investment adviser for the Van Eck Worldwide Emerging Markets Portfolio is Van Eck Global Asset Management (Asia) Limited, a wholly-owned investment adviser subsidiary of Van Eck Associates.

     THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

     More detailed information concerning the investment objectives, policies and restrictions pertaining to the Funds and the expenses, investment advisory services and charges and the risks attendant to investing in the Portfolios and other aspects of their operations can be found in the current Prospectus for each Fund which accompany this prospectus and the current Statement of Additional Information for each Fund. The Fund prospectuses should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Subaccounts.

     You should note that, except for the Portfolios of the Market Street Fund, Inc., not all of the Portfolios described in the Prospectuses for the Funds are available with the Contract. Moreover, Providentmutual cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the unlikely event that a Fund is not available, Providentmutual will do everything reasonably practicable to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.

     Providentmutual has entered into agreements with the investment advisers of several of the Funds pursuant to which each such investment adviser will pay Providentmutual a servicing fee based upon an annual percentage of the average aggregate net assets invested by Providentmutual on behalf of the Variable Account. These agreements reflect administrative services provided to the Funds by Providentmutual. Payments of such amounts by an adviser will not increase the fees paid by the Funds or their shareholders.

     Certain Portfolios may have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than those of such other investment portfolios or mutual funds. Providentmutual does not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

RESOLVING MATERIAL CONFLICTS

     The MS Fund, Alger American, VIP Fund, VIP Fund II, AMT, and Van Eck Trust are now, or may be in the future, used as investment vehicles for variable life insurance policies and variable annuity contracts issued by Providentmutual or PMLIC, as well as registered separate accounts of other insurance companies offering variable life and annuity contracts. In addition, certain funds may sell shares to certain retirement plans qualifying under Section 401 of the Code (including cash or deferred arrangements under Section 401(k) of the Code). As a result, there is a possibility that a material conflict may arise between the interests of Owners of policies generally, or certain classes of Owners, and such retirement plans or participants in such retirement plans.

     Providentmutual currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than Providentmutual contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose policy values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, Providentmutual will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

     A full description of the Portfolios of the Funds, their investment objectives and policies, their risks, expenses, and all other aspects of their operation is contained in the accompanying Prospectuses for the Funds, which should be read carefully together with this Prospectus before investing.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     Providentmutual reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if in Providentmutual's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, Providentmutual may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. Providentmutual will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     Providentmutual also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, Providentmutual may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by Providentmutual.

     If any of these substitutions or charges are made, Providentmutual may by appropriate endorsement change the Contract to reflect the substitution or change. If Providentmutual deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Providentmutual separate accounts.

                        DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT

     In order to purchase a Contract, application must be made to Providentmutual through a licensed representative of Providentmutual, who is also a registered representative of 1717 Capital Management Company ("1717") or a broker-dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such broker/dealer. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment (Non-Qualified Plans) as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code (Qualified Plans). See "Federal Tax Status -- Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.

PREMIUMS

     The minimum initial premium which Providentmutual will normally accept is $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, an Owner may commit to pay $100 per month for the first Contract Year. Subsequent premium payments may be paid under the Contract at any time during the Annuitant's lifetime and before the Maturity Date and must be for at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

     At the time of application, a Planned Periodic Premium schedule may be selected based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner will receive a premium reminder notice at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the Automatic Payment Plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

FREE-LOOK PERIOD

     The Contract provides for an initial "free-look" period. The Owner has the right to return the Contract within 10 days after such Owner receives the Contract. When Providentmutual receives the returned Contract at its Service Center, it will be canceled and, in most states, Providentmutual will refund to the Owner an amount equal to the sum of: (a) the difference between the premiums paid, including any contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (b) the Variable Account Value (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account.) In states that require it, Providentmutual will refund the premiums paid.

ALLOCATION OF PREMIUMS

     If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial premium, the initial Net Premium (premium less deduction of any required premium tax) will be allocated among the Subaccounts and the Guaranteed Account (as designated by the Owner in the application) within two business days of receipt of such premium by Providentmutual at its Service Center. If the application is not properly completed, Providentmutual will retain the premium for up to five business days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, Providentmutual will inform the applicant of the reason for the delay and the initial premium will be returned immediately, unless the applicant specifically consents to Providentmutual retaining the premium until the application is complete. Once the application is complete, the initial Net Premium will be allocated within two business days.

     The Owner designates in the application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. In states where the Owner, as described above, is guaranteed a refund of premiums paid for cancellation during the Free-look period, the portion of the initial Net Premium which is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of such 15-day period, the amount in the Money Market Subaccount will be allocated to the chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premiums will be allocated at the end of the Valuation Period in which the subsequent premium is received by Providentmutual in the same manner, unless the allocation percentages are changed. Premiums will be allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     The values of the Subaccounts of the Variable Account will vary with the investment experience of the Subaccounts, and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule for premiums in light of market conditions and the Owner's overall financial objectives.

VARIABLE ACCOUNT VALUE

     The Variable Account Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any premiums paid, any withdrawals, any surrenders, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Account Value, and, because a Contract's Variable Account Value on any future date depends upon a number of variables, it cannot be predetermined.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Date. The value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Unit Value on the relevant Valuation Date by the number of Subaccount units allocated to the Contract.

     Determination of Number of Units. Any amounts allocated to the Subaccounts will be converted into units of the Subaccount. The number of units to be credited to the Contract is determined by dividing the dollar amount being allocated to the Subaccount by the Unit Value for that Subaccount at the end of the Valuation Period during which the amount was allocated. The number of units in any Subaccount will be increased at the end of the Valuation Period by any premiums allocated to the Subaccount during the current Valuation Period and by any transfers to the Subaccount from another Subaccount or from the Guaranteed Account during the current Valuation Period. The number of units in any Subaccount will be decreased at the end of the Valuation Period by any amounts transferred from the Subaccount to another Subaccount or the Guaranteed Account during the current Valuation Period and any surrender charge upon a withdrawal or surrender and the Annual Administration Fee assessed in connection with the Contract during the current Valuation Period.

     Determination of Unit Value. The Unit Value for each Subaccount's first Valuation Period is set at $500. The Unit Value for a Subaccount is calculated for each subsequent Valuation Period by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being determined.

     Net Investment Factor. The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own Net Investment Factor, which may be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

          (a) is the net result of:

             1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

             2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

             3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

             4. any amount charged for taxes or any amount set aside during the
                Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

             5. the amount charged for mortality and expense risk for that
                Valuation Period; minus

             6. the amount charged for administration for that Valuation Period;
                and

          (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

     Before the Maturity Date, an Owner may transfer all or a part of an amount in the Subaccount(s) to another Subaccount(s) or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to the Subaccount(s), subject to these general restrictions and the additional restrictions below. The minimum transfer amount must be the lesser of $500 or the entire amount in that Subaccount or the Guaranteed Account. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 may, at Providentmutual's discretion, be treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.

     The transfer will be made on the day Written Notice requesting such transfer is received by Providentmutual. There is no limit on the number of transfers which can be made between Subaccounts or to the Guaranteed Account. However, only one transfer may be made from the Guaranteed Account each Contract Year (See "Transfers from Guaranteed Account").

     Telephone Transfers. Transfers will be made based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization is provided to Providentmutual. Providentmutual reserves the right to suspend telephone transfer privileges at any time, for any class of Contracts, for any reason.

     Providentmutual will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. Providentmutual, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures
Providentmutual will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape-recording of the instructions given by telephone.

     Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature which, if elected, authorizes periodic transfers of Variable Account Values among the Subaccounts in order to achieve a particular percentage allocation of Variable Account Values among such Subaccounts. Such percentage allocations must be in whole numbers and must allocate amounts only among the Subaccounts. No amounts will be transferred to the Guaranteed Account as a part of Automatic Asset Rebalancing. The percentage allocation of your Contract Account Value for rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions that you give us that differ from your then current allocation instructions will be treated as a request to change such allocation instructions.

     Once elected Automatic Asset Rebalancing begins on the first quarterly or annual anniversary following election. You may change or terminate Automatic Asset Rebalancing by written instruction to Providentmutual, or by telephone if you have previously authorized us to take telephone instructions. Providentmutual reserves the right to suspend Automatic Asset Rebalancing at any time for any class of contracts for any reason upon written notice to you.

     Advance Orders of Transfers. Owners may elect to request transfers of amounts in a Subaccount (other than the Money Market Subaccount) out of that Subaccount to the Money Market Subaccount in advance of the time that they want the transfer executed. To make this election, Owners must submit a written Advance Order to the Service Center specifying the percentage amount by which they want their Variable Account Value in a specific Subaccount in increase (or decrease) above (below) the value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. Providentmutual will measure the percentage change in such Variable Account Value by reference to the Net Investment Factor for the Specified Subaccount and execute the transfer when the unit value for that

Subaccount increases or decreases by at least the percentage specified by the Owner, as measured using the unit value as of the Valuation Period next ended after receipt of the Advanced Order at the Service Center.

     Once received at the Service Center, an Advance Order remains in effect until executed, cancelled, or superseded by subsequent Advance Order for a transfer out of the same Subaccount. Providentmutual does not currently assess a charge for Advance Orders, but reserves the right to charge for this service. In addition, Providentmutual may terminate the Advance Order privilege or change its terms at any time by providing written notice to Owners at least 15 days in advance of such termination or modification.

DOLLAR COST AVERAGING

     Dollar Cost Averaging is a program which, if elected, enables the Owner of a Contract to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to the Contract's other Subaccounts. By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. Providentmutual, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

     Dollar Cost Averaging may be elected for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to the designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account").

     Election into this program may occur at the time of application by completing the authorization on the application or at any time after the Contract is issued by properly completing the election form and returning it to the Company by the beginning of the month and ensuring that the required minimum amount is in the designated Subaccount, Dollar Cost Averaging transfers may not commence until the later of (a) 30 days after the Contract Date and (b) five days after the end of the free look period.

     Once elected, transfers from the designated Subaccount will be processed monthly until the number of designated transfers have been completed, or the value of the designated Subaccount is completely depleted, or the Owner instructs Providentmutual in writing to cancel the monthly transfers.

     Providentmutual reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.

WITHDRAWALS AND SURRENDER

     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, an Owner may withdraw part of the Cash Surrender Value. The minimum amount which may be withdrawn is $500; the maximum amount is that which would leave a cash surrender value of not less than $2,000. A withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 will be treated as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. Providentmutual will withdraw the amount requested from the Contract Account Value on the day Written Notice for the withdrawal is received at its Home Office. Any applicable Surrender Charge will be deducted from the remaining Contract Account Value. (See "Surrender Charge," Page 27.)

     The Owner may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If the Owner does not so specify or the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal will be made from each Subaccount and the Guaranteed Account based on the proportion that the value is such account bears to the Contract Account Value immediately prior to the withdrawal.

     A withdrawal may have adverse Federal income tax consequences. (See "Taxation of Annuities.")

     Systematic Withdrawals. The Systematic Withdrawal Plan enables the Owner of a Contract to pre-authorize a periodic exercise of the withdrawal right described in the Contract. The Owner may elect the plan at the time of application by completing the authorization on the application form and making a minimum initial premium payment of $15,000 or by properly completing the election form after a Contract is issued if it has a Contract Account Value of $15,000. Certain Federal income tax consequences may apply to systematic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before requesting any Systematic Withdrawal Plan.

     Contract Owners entering into the plan instruct Providentmutual to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Distributions will begin on the monthly or quarterly anniversary following the receipt of the request. The minimum distribution requested must be for at least $100 monthly or at least $300 quarterly. The maximum amount which can be withdrawn under the plan each year is 10% of the Contract Account Value as of the beginning of the Contract Year in which the plan is elected or 10% of the initial premium paid if elected at the time of application. Providentmutual will notify the Owner of the total amount to be withdrawn in a subsequent Contract Year will exceed 10% of the Contract Account Value as of the beginning of such Contract Year. Unless the Owner instructs Providentmutual to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, Providentmutual will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, Providentmutual will deduct the applicable Surrender Charge from the remaining payments made during that Contract Year. (See "Surrender Charge.")

     Providentmutual will pay the Owner the amount requested each month or quarter and cancel units equal to the amount withdrawn from the Subaccounts and the Guaranteed Account based on the proportion that the value in such Subaccount or Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal. In the event that the amount to be withdrawn exceeds the Subaccount's Value, Providentmutual will process the withdrawal for the amount available and will contact the Owner for further instructions.

     Each payment under the Systematic Withdrawal Plan of less than 10% of the Contract Account Value as of the beginning of such Contact Year is not subject to a Surrender Charge. However, notwithstanding the rules ordinarily governing the imposition of a Surrender Charge (See "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

     Systematic withdrawals may be discontinued by the Owner at any time upon written request to Providentmutual. Providentmutual reserves the right to discontinue offering systematic withdrawals upon 30 days' written notice to Owners.

     Charitable Remainder Trust Rider. Contract Owner may elect a Charitable Remainder Trust Rider, which combines an extended Maturity Date to the contract anniversary nearest the Annuitant's age 100, unless a lump sum payment of Cash Surrender Value is elected, with a replacement of the surrender charge/withdrawal provision for contracts issued in a Charitable Remainder Trust. A Charitable Remainder Trust allows for income to be distributed and for the payment of trustee fees and charges. The rider would only apply the appropriate surrender charge to withdrawals or surrenders during a contract year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the contract year; or (2) any amounts in excess of the total premiums paid. There will be no limit on the number of withdrawals occurring in any contract year.

     Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, the Owner may request a surrender of the Contract for its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge). The proceeds paid to the Contract Owner will equal the Cash

Surrender Value less any withholding or premium taxes. (See "Surrender Charge.") The Cash Surrender Value will be determined on the date Written Notice of Surrender and the Contract are received at Providentmutual's Home Office. The Cash Surrender Value will be paid in a lump sum unless the Owner requests payment under a Payment Option. A surrender may have adverse Federal income tax consequences. (See "Taxation of Annuities.")

     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Internal Revenue Code 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     Contract Termination. Providentmutual may end this Contract and pay the Cash Surrender Value to the Owner if, before the Maturity Date, all of these events simultaneously exist;

        1. no premiums have been paid for at least two years;

        2. the Contract Account Value is less than $2,000; and

        3. the total premiums paid, less any partial withdrawals, is less than $2,000.

     Providentmutual will mail the Owner a notice of its intention to end the Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless Providentmutual receives an additional premium payment before the termination date specified in the notice. This additional premium payment must be for at least the required minimum amount. (Termination of the Contract under this provision is not permitted in New Jersey.)

DEATH BENEFIT BEFORE MATURITY DATE

     Step-Up Rider. At issue, a Contract Owner may elect the Step-Up Rider for an Annuitant who is age 0-70. The Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year anniversary and is reset every six years to the Contract Account Value on the next six year contract anniversary, if greater. This reset continues until the six year contract anniversary on or before the annuitant's 85th birthday. Premiums paid between the six year contract anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date Providentmutual receives due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

     Rising Floor Rider. At issue, a Contract Owner may elect the Rising Floor Rider for an Annuitant who is age 0-70. The Rider provides a guaranteed minimum death benefit equal to the sum of premiums paid less reductions for withdrawals accumulating at 4 1/2% interest until the contract anniversary prior to the annuitant's 75th birthday. Thereafter, premiums are added and reductions for withdrawals are deducted from the guaranteed death benefit. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than the Contract Account Value.

     Death of Annuitant. If the Annuitant dies before the Maturity Date, Providentmutual will pay the death benefit under the Contract to the Beneficiary. During the first seven Contract Years, the death benefit is equal to the greater of: the premiums paid, less any withdrawals (including applicable surrender charges); or the Contract Account Value on the date Providentmutual receives due proof of Annuitant's death. After the end of the seventh Contract Year, the death benefit is equal to the greatest of:

        1. the Contract Account Value as of the end of the seventh Contract Year plus subsequent premiums paid and less subsequent amounts withdrawn; or

        2. the Contract Account Value on the date Providentmutual receives due proof of the Annuitant's death; or

        3. the premiums paid, less any withdrawals (including applicable Surrender Charges).

     There is no death benefit payable if the Annuitant dies after the Maturity Date. The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, Federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of such Owner's death.

     These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that such distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint owners, the surviving joint owner will be the designated Beneficiary. Joint owners must be husband and wife as of the Contract Date.

     If the Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE

     The maturity Date is selected by the Owner, subject to Providentmutual's approval and state law.

     On the Maturity Date, the proceeds will be applied under the Life Annuity with Ten Year Certain Payment Option, unless the Owner chooses to have the proceeds paid under another Payment Option or in a lump sum. If a Payment Option is elected, the amount which will be applied is the Contract Account Value; if a lump sum payment is chosen, the amount paid will be the Cash Surrender Value on the Maturity Date.

     The Maturity Date may be changed subject to these limitations: the Owner's Written Notice must be received at the Home Office at least 30 days before the current Maturity Date; the requested Maturity Date must be a date that is at least 30 days after receipt of the Written Notice; and the requested Maturity Date must be not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

PAYMENTS

     Any withdrawal, Cash Surrender Value, or death benefit will usually be paid within seven days of receipt of written request or receipt and filing of due proof of death. However, payments may be postponed if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     2. the SEC permits by an order the postponement for the protection of policyowners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

     If a recent check or draft has been submitted, Providentmutual has the right to defer payment until such check or draft has been honored.

     Providentmutual has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Written Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular state.

MODIFICATION

     Upon notice to the Owner, Providentmutual may modify the Contract, but only if such modification:

     1. is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which Providentmutual is subject; or

     2. is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other Federal or state laws relating to retirement annuities or variable annuity contracts; or

     3. is necessary to reflect a change in the operation of the Variable Account; or

     4. provides additional Variable Account and/or fixed accumulation options.

     In the event of any such modifications, Providentmutual will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

     At least quarterly, Providentmutual will mail to each Contract Owner, at such Owner's last known address of record, a report containing the Contract Account Value and Cash Surrender Value of the Contract and any further information required by and applicable law or regulation. The information will be as of a date not more than two months prior to the date of mailing.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to Providentmutual at its Home Office, 300 Continental Drive, Newark, Delaware 19713.

                             THE GUARANTEED ACCOUNT

     An Owner may allocate some or all of the Net Premiums and transfer some or all of the Contract Account Value to the Guaranteed Account, which is part of Providentmutual's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 3%). The principal, after deductions, is also guaranteed. Providentmutual's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor Providentmutual's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither Providentmutual's General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this Prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of Providentmutual's General Account, Providentmutual assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to Providentmutual's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. Providentmutual intends to credit the Guaranteed Account Value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since Providentmutual, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account Value will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, Providentmutual will determine a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 3% per year will be determined in the sole discretion of Providentmutual. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Amounts deducted from the Guaranteed Account for the administration fee, withdrawals, transfers to the Subaccounts, or other charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method.

     Providentmutual reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

     Calculation of Guaranteed Account Value. The Guaranteed Account Value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred, or withdrawn from it.

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days prior to or following any Contract Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500 in which case the entire amount will be transferred. If the Written Notice of such transfer is received prior to the Contract Anniversary, the transfer will be made as of the Contract Anniversary; if the Written Notice is received after the Contract Anniversary, the transfer will be made as of the date Providentmutual receives the Written Notice at its Administrative Office.

PAYMENT DEFERRAL

     Providentmutual has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of the Written Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. No charge for sales expense is deducted from premiums at the time premiums are paid. However, within certain time limits described below, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by Providentmutual; conversely, if the amount of such charges proves more than enough, the excess will be retained by Providentmutual. Providentmutual does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Providentmutual's general assets.

     Charges for Withdrawals or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

CONTRACT YEAR IN WHICH  CHARGES AS PERCENTAGE OF
    WITHDRAWAL OR                AMOUNT
   SURRENDER OCCURS     WITHDRAWN OR SURRENDERED
----------------------  ------------------------
          1                        7%
          2                        6
          3                        5
          4                        4
          5                        3
          6                        2
          7                        1
     8 and after                   0

     No Surrender Charge is deducted if the withdrawal or surrender occurs after seven full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total gross premiums paid under that contract.

     If the Contract is being surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Cash Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

     Amounts Not Subject to Surrender Charge. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge. Starting in the second Contract

Year, the Surrender Charge will be applied to the portion of the withdrawal or surrender which is in excess of the percentage listed in the table below for the applicable Contract Year:

                             % OF CONTRACT
                             ACCOUNT VALUE
                            AT BEGINNING OF
    CONTRACT YEAR            CONTRACT YEAR
    -------------           ---------------
          1                        0%
          2                       20%
          3                       30%
          4                       40%
          5                       50%
          6                       60%
          7                       70%

     Amounts up to the Contract Account Value percentage shown above are available for withdrawal in the applicable Contract Year without the imposition of a Surrender Charge. However, starting in Contract Year three, and in each subsequent Contract Year listed above, the applicable percentage for each year will be reduced by the total percentage withdrawn from the Contract Account Value in prior years. There is no limit on the number of withdrawals occurring in any Contract Year. If the Contract is surrendered, the applicable Surrender Charge will be deducted from the Contract Account Value in determining the Cash Surrender Value. For a partial withdrawal, any applicable Surrender Charge will be deducted from the amount withdrawn, unless a request is made in advance that the Surrender Charge be deducted from the remaining Contract Account Value.

ADMINISTRATIVE CHARGES

     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of the Contract or on the Maturity Date (other than on a Contract Anniversary), Providentmutual deducts from the Contract Account Value an Annual Administration Fee of $30 to reimburse it for administrative expenses relating to the Contract. The charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each such account bears to the total Contract Account Value. (In some states such as Washington and South Carolina, the charge can only be deducted from the Guaranteed Account to the extent of premiums allocated to such account during the Contract Year plus the amount of interest in excess of the guaranteed minimum which is credited to the account for the Contract Year. The portion of the charge which is allocable to the Guaranteed Account but cannot be deducted from such account due to this limitation will be deducted proportionally from the Subaccounts.) No Annual Administration Fee is payable during the annuity period. Providentmutual reserves the right to increase this fee up to $40.

     Asset-Based Administration Charge. To compensate Providentmutual for costs associated with administration of the Contracts, prior to the Maturity Date Providentmutual deducts a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of .15%. Providentmutual reserves the right to increase this fee up to 0.25%.

     The Contracts are administered by PMLIC pursuant to a Service Agreement between Providentmutual and PMLIC. Under the agreement, PMLIC also maintains records of transactions relating to the Contracts and provides other services.

MORTALITY AND EXPENSE RISK CHARGE

     To compensate Providentmutual for assuming mortality and expense risks, prior to the Maturity Date Providentmutual deducts a daily Mortality and Expense Risk Charge from the assets of the Variable Account. Providentmutual will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of
 .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

     The mortality risk Providentmutual assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk Providentmutual assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk Providentmutual assumes is the risk that the surrender charges, administration fees, and transfer fees may be insufficient to cover actual future expenses.

     In the event that there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the Contracts.

OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES OF THE FUNDS

     Because the Variable Account purchases shares of the Funds, the net assets of each Subaccount of the Variable Account will reflect the investment advisory fees and operating expense incurred by the Funds. For each Portfolio, an investment advisor is paid a daily fee by the Funds for its investment advisory services. Each advisory fee is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the Portfolio and the assets of such Portfolio. Each Portfolio of the Funds is also responsible for its operating expenses. See the accompanying current Prospectuses for the Funds for further details.

PREMIUM TAXES

     Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other governmental units within a state may levy such taxes.

     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when such taxes are paid to the taxing authority, either (a) from premiums as they are received, or (b) from the Contract proceeds upon (i) a withdrawal from or surrender of the Contract or (ii) application of the proceeds to a Payment Option.

OTHER TAXES

     Currently, no charge will be made against the Variable Account for Federal income taxes. Providentmutual may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to Providentmutual. Charges for other taxes attributable to the Variable Account, if any, may also be made.

                                PAYMENT OPTIONS

     The Contract ends on the Maturity Date, at which time the Contract Account Value will be applied under a Payment Option, unless the Owner elects to receive the Cash Surrender Value in a single sum. If an election of a Payment Option has not been filed at Providentmutual's Home Office on the Maturity Date, the proceeds will be paid as a life annuity with payments for ten years guaranteed. Prior to the Maturity Date, the Owner can have the Cash Surrender Value applied under a Payment Option, or a Beneficiary can have the death benefit applied under a Payment Option. Any premium tax applicable will be deducted from the Cash Surrender Value or the Contract Account Value at the time payments commence. The Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued.

     The Payment Options available are described below. The term "Payee" means a person who is entitled to receive payment under that option. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF OPTIONS

     An option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires the consent of Providentmutual. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

     An election of option and any revocation or change must be made by Written Notice. It must be filed with the Home Office.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of such period.

DESCRIPTION OF OPTIONS

     Option A -- Life Annuity Option. To have the proceeds paid in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. To have the proceeds paid in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of such present value shall be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment will be determined from the Tables in the Contract which apply to the particular option using the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age, only. Age will be determined from the nearest birthday at the due date of the first payment.

     Alternate Income Option. In lieu of one of the above options, the Contract Account Value, Cash Surrender Value or death benefit, as applicable, may be settled under an Alternate Income Option based on Providentmutual's single premium immediate annuity rates in effect at the time of settlement. Such rates will be adjusted to a due basis. The first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receiving one additional payment. The income will be increased by 4%. In no case will the income be less than that which would be payable if the amount were used to purchase a single premium immediate annuity adjusted to a due basis.

                            YIELDS AND TOTAL RETURNS

     From time to time, Providentmutual may advertise or include in sales literature historic performance data for the Variable Accounts, including yields, effective yields, standard annual total returns, and non standard measurements of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance in part reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender Charge. In addition, Providentmutual may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Subaccounts.

     Providentmutual may, from time to time, also disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Funds, including such disclosure for periods prior to the date the Variable Account commenced operations.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Providentmutual may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon Providentmutual's understanding of the present Federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (the "IRS").

     The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on Providentmutual's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirement that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     Diversification Requirements. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While Providentmutual believes that the Contracts do not give Owners investment control over Variable Account assets, Providentmutual reserves the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

THE TREATMENT OF ANNUITIES

     In General. Providentmutual believes that if you are a natural person you will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value, and, in the case of a Qualified Contract, any portion of an interest in the qualified plan, generally is treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the contract" (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax. Other penalties may apply to Qualified Contracts.

     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, such amounts are includible in the income of the recipient as follows: (a) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or
(b) if distributed under a Payment Option, they are taxed in the same way as annuity payments.

     Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to Owners that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax adviser as to the tax consequences.

     Multiple Contracts. All annuity contracts that are issued by Providentmutual (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Owners, Annuitants, Beneficiaries and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but Providentmutual is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless Providentmutual consents.

     The Owner may wish to consult a qualified tax and/or financial adviser regarding the use of the Contract within a qualified plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many such plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation.

     Distributions. Annuity payments are generally taxed in the same manner as under a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, the investment in the contract can be zero.

     Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. Providentmutual will endorse the Contract as necessary to conform it to the requirements of such plan.

     Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.

     Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans (SIMPLE), under which certain employers may, provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     Roth IRAs. Effective January 1, 1998, section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to the Roth IRA.

     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security ) tax.

     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

WITHHOLDING

     Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as minimum distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect Providentmutual's understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS

     The Contracts will be offered to the public on a continuous basis, and Providentmutual does not anticipate discontinuing the offering of the Contracts. However, Providentmutual reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Providentmutual's variable annuity contracts and who are also registered representatives of 1717 Capital Management Company ("1717") or broker/dealers. 1717 is a wholly owned indirect subsidiary of Provident Mutual Life Insurance Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     1717 acts as the Principal Underwriter, as defined in the Investment Company Act of 1940, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between Providentmutual and 1717. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity contracts. Nonaffiliated broker-dealers receive full commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 for expenses incurred. The commissions paid are no greater than 7% of premiums.

                            PREPARING FOR YEAR 2000

     Like all financial services providers, Providentmutual and its affiliates utilize systems that may be affected by Year 2000 transition issues and they rely on service providers, including banks, custodians, administrators, and investment managers that also may be affected. Providentmutual and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Provident Mutual and its affiliates. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Providentmutual and its affiliates currently anticipate that their systems will be Year 2000 compliant on or about July 1, 1999 but there can be no assurance that Providentmutual and its affiliates will be successful, or that interaction with other service providers will not impair Providentmutual or its affiliates' services at that time.

                               LEGAL PROCEEDINGS

     PMLIC and its subsidiaries, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PMLIC believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or PMLIC.

                                 VOTING RIGHTS

     In accordance with its view of present applicable law, Providentmutual will vote the Portfolio shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Providentmutual determines that it is allowed to vote the Portfolio shares in its own right, it may elect to do so.

     The number of votes which are available to an Owner will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying an Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. An Owner holds a voting interest in each Subaccount to which the Variable Account Value is allocated. The Owner only has voting interest prior to the Maturity Date.

     The number of votes of a Portfolio which are available to the Contract Owner will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the relevant meeting of each Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

     Fund shares as to which no timely instructions are received and shares held by Providentmutual in a Subaccount as to which an Owner has no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

                              FINANCIAL STATEMENTS

     The audited statements of financial condition for Providentmutual as of December 31, 1998 and 1997 and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 1998 as well as the Report of Independent Accountants are contained in the Statement of Additional Information. The audited statements of assets and liabilities for the Variable Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

                                                                PAGE
                                                                ----
Additional Contract Provisions..............................     S-2
     The Contract...........................................     S-2
     Incontestability.......................................     S-2
     Misstatement of Age or Sex.............................     S-2
     Non-Participation......................................     S-2
Calculation of Yields and Total Returns.....................     S-2
     Money Market Subaccount Yields.........................     S-2
     Other Subaccount Yields................................     S-3
     Average Annual Total Returns...........................     S-4
     Other Total Returns....................................     S-6
     Effect of the Administration Fee on Performance Data...     S-8
Termination of Participation Agreements.....................     S-8
Standard & Poor's...........................................     S-9
Safekeeping of Account Assets...............................     S-9
State Regulation............................................     S-9
Records and Reports.........................................     S-9
Legal Matters...............................................    S-10
Experts.....................................................    S-10
Other Information...........................................    S-10
Financial Statements........................................     F-1

                                                                      APPENDIX A

                              FINANCIAL HIGHLIGHTS

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See "Financial Statements" concerning financial statements contained in the Statement of Additional Information.

     The table below sets forth certain information regarding the Subaccounts as of December 1998.

                                                   NUMBER OF                  NUMBER OF                  NUMBER OF
                                                     UNITS                      UNITS                      UNITS
                                     UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING   UNIT VALUE   OUTSTANDING    UNIT VALUE
                                       AS OF         AS OF        AS OF         AS OF        AS OF         AS OF         AS OF
            SUBACCOUNT                12/31/98     12/31/98      12/31/97     12/31/97     12/31/96*      12/31/96      7/3/96*
            ----------               ----------   -----------   ----------   -----------   ----------   ------------   ----------
MS Growth..........................   1,065.67      3,209.30       950.55    2,124.49..      775.34         246.94       717.46
MS Money Market....................     598.06      8,508.96       575.95      5,777.26      554.47       1,704.79       544.63
MS Bond............................     637.92      4,154.24       597.74      1,893.50      553.59         152.88       533.36
MS Managed.........................     866.94      1,146.91       781.27        433.37      653.55          47.59       615.63
MS Aggressive Growth...............     887.21        981.44       833.15        742.80      697.07         101.81       648.87
MS International...................     764.54      1,786.98       704.02      1,385.01      651.04         119.04       630.16
MS All Pro Large Cap Growth........     583.02        492.98
MS All Pro Large Cap Value.........     490.39        446.89
MS All Pro Small Cap Growth........     485.44        601.80
MS All Pro Small Cap Value.........     408.65        819.30
Alger American Small Cap...........     619.13      6,056.22       543.46      4,070.28      494.76         923.47       500.00
Fidelity High Income...............     743.43      2,995.37       788.02      1,502.95      679.15         325.05       645.09
Fidelity Equity Income.............   1,113.96      7,555.95     1,011.99      4,172.63      801.08         447.36       747.97
Fidelity Growth....................   1,245.95      7,457.87       905.80      3,577.67      743.89         595.00       718.05
Fidelity Overseas..................     642.84      5,329.94       578.18      3,290.77      525.59         252.42       500.00
Fidelity Inv. Bond.................     609.03      4,106.10       567.43      1,805.08      527.62         273.20       500.00
Fidelity Asset Man.................     866.16      5,499.52       763.46      1,946.06      641.70          72.94       596.55
Fidelity Index 500.................   1,377.32     10,670.19     1,088.42      5,534.74      831.78         586.49       753.09
Fidelity Contrafund................   1,127.92      6,091.30       879.99      3,621.20      718.85         301.49       649.11
Neuberger Lmt. Mat. Bond...........     562.48      2,497.82       546.41      1,745.29      519.12         145.08           --
Neuberger Partners.................     463.74        830.63
Van Eck Worldwide Bond.............     588.75      2,340.88       529.51      1,692.67      524.46         173.60       500.00
Van Eck Worldwide Hard Assets......     345.27        371.13       506.92        258.25      522.85          31.36       500.00
Van Eck Worldwide Emerging
 Mkts. ............................     297.26      3,431.24       457.77      1,984.51      524.75         133.66       500.00
Van Eck Worldwide Real Estate......     425.72        207.61

---------------

* Date contract was first available.

                                   APPENDIX B

                               PLAN OF CONVERSION

     It is anticipated that, at some point in the future, a Plan of Conversion ("Plan") will become effective pursuant to which Provident Mutual Life Insurance Company, a Pennsylvania mutual life insurance corporation ("Provident Mutual"), will be reorganized and continue its corporate existence ("Conversion") as Provfirst American Life Insurance Company, a Pennsylvania stock life insurance corporation ("Provfirst Life"). The Plan was adopted by Provident Mutual's board of directors on October 13, 1998. The Plan was approved by the Pennsylvania Deputy Insurance Commissioner by a Decision and Order dated November 6, 1998 ("Order"). The Provident Mutual policyholders entitled to vote on the Plan duly adopted the Plan at a special meeting held on February 9, 1999. On February 11, 1999, the Court of Common Pleas of Philadelphia County issued an order granting a preliminary injunction, which has postponed completion of the Conversion until the court conducts a hearing. The Company believes the Plan and related disclosure documents meet all applicable legal requirements.

     Before the Conversion, Providentmutual Life and Annuity Company of America ("PLACA") is a wholly-owned subsidiary of Provident Mutual. If the Conversion occurs, PLACA will remain a wholly-owned subsidiary of Provfirst Life, and PLACA's name will be changed to Provfirst America Life and Annuity Company ("Provfirst Life and Annuity"). No other changes to PLACA are anticipated to occur as a result of the Conversion. THE CURRENT AND FUTURE RIGHTS AND INTERESTS OF OWNERS OF PLACA INSURANCE AND ANNUITY CONTRACTS, INCLUDING THE CONTRACTS, WILL NOT CHANGE AS A RESULT OF THE CONVERSION, AND THE CONVERSION WILL NOT INCREASE PREMIUMS OR REDUCE CONTRACT BENEFITS, VALUES, GUARANTEES OR OTHER CONTRACT OBLIGATIONS TO OWNERS. THE CONVERSION WILL NOT CHANGE THE OPERATIONS OF THE VARIABLE ACCOUNT AND WILL NOT RESULT IN ANY MATERIAL DISRUPTION OF THE SERVICES PROVIDED TO OWNERS.

     Before the Conversion, PLACA will continue to conduct business in all jurisdictions under the name "Providentmutual Life and Annuity Company of America." After the Conversion it is anticipated that PLACA will conduct business in all jurisdictions under the name "Provfirst America Life and Annuity Company," except in those jurisdictions in which regulators have not yet approved use of this name. In those jurisdictions, Provfirst Life and Annuity will continue to do business using the name "Providentmutual Life and Annuity Company of America" until it receives approval to use the new name. Likewise, the name of the Variable Account will be changed to Provfirst Variable Annuity Separate Account. Use of the new Variable Account name in each jurisdiction will begin concurrently with the use of Provfirst Life and Annuity's new name in such jurisdiction.

     Pursuant to the Plan, Provident Mutual will also form Provident Mutual Holding Company, a Pennsylvania nonstock corporation, and Provfirst America Corporation, a Pennsylvania business corporation. If the Conversion occurs, all the shares of voting stock of Provfirst Life will be issued to the Provfirst America Corporation, and all the shares of voting stock of Provfirst America Corporation will be issued to Provident Mutual Holding Company, except for approximately 1% of the then-issued shares of voting stock of Provfirst America Corporation, which will be issued to an employee stock ownership plan to be formed by Provfirst Life. Pursuant to the Order and as set forth in the Plan, Provident Mutual Holding Company will at all times, directly or indirectly, control Provfirst Life through the ownership of at least a majority of the voting authority of Provfirst America Corporation, which will hold, directly or indirectly, all the outstanding voting stock of Provfirst Life. If the Conversion occurs, the directors and executive officers of Provfirst Life serving immediately prior to the Effective Date will remain as the directors and executive officers of each of Provident Mutual Holding Company, Provfirst America Corporation and Provfirst Life after the Effective Date.

     Before the Conversion, Provident Mutual policyholders have (1) contract rights under their insurance policies and annuity contracts, and (2) certain membership rights in Provident Mutual. The principal contract right of policyholders is the right to receive the type and amount of benefits specified in their policies or contracts in accordance with their terms and conditions, including the right to receive policy dividends when, if, and as declared by the board of directors of Provident Mutual in accordance with the terms and conditions of such policies. The membership rights of policyholders include the right to vote at annual or special meetings of Provident Mutual, and certain rights as provided by law in any remaining surplus of Provident Mutual in the event of the insolvency, winding-up or liquidation of Provident Mutual, after the discharge of all other liabilities.

     If the Conversion occurs, the contract rights and the membership rights of policyholders of Provident Mutual policies will be separated. The contract rights will remain with Provfirst Life and the membership rights in Provident Mutual will be extinguished. Each policyholder will then receive, by operational law, membership rights in Provident Mutual Holding Company. Each future policyholder of Provfirst Life will become a member of Provident Mutual Holding Company, and each member will remain a member of Provident Mutual Holding Company as long as the policy or policies conferring such membership remain in force.

              PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA,
                         A STOCK LIFE INSURANCE COMPANY
                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
                       VARIABLE ANNUITY SEPARATE ACCOUNT
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

     This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Providentmutual Life and Annuity Company of America ("PLACA"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract and The Market Street Fund, Inc.; The Alger American Fund; the Variable Insurance Products Fund; the Variable Insurance Products Fund II; Neuberger Berman Advisers Management Trust; and Van Eck Worldwide Insurance Trust. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS FEBRUARY 7, 2000

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS*

  ADDITIONAL CONTRACT PROVISIONS (16-24)......................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  CALCULATION OF YIELDS AND TOTAL RETURNS (29)................   S-2
       Money Market Subaccount Yields.........................   S-2
       Other Subaccount Yields................................   S-3
       Average Annual Total Returns...........................   S-4
       Other Total Returns....................................   S-6
       Effect of the Administration Fee on Performance Data...   S-7
  TERMINATION OF PARTICIPATION AGREEMENTS.....................   S-8
  STANDARD & POOR'S...........................................   S-9
  SAFEKEEPING OF ACCOUNT ASSETS...............................   S-9
  STATE REGULATION (Appendix B)...............................  S-10
  RECORDS AND REPORTS.........................................  S-10
  LEGAL MATTERS (36)..........................................  S-10
  EXPERTS.....................................................  S-10
  OTHER INFORMATION...........................................  S-10
  FINANCIAL STATEMENTS........................................  S-10
  FINANCIAL STATEMENTS INDEX (Appendix A).....................   F-1

---------------

* Numbers in parentheses refer to corresponding pages of the Prospectus.

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The entire contract is made up of the policy and the application. The statements made in the application are deemed representations and not warranties. PLACA cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

INCONTESTABILITY

     PLACA will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Issue Date of the Contract.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex.

     If an overpayment is made because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If an underpayment is made because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

NON-PARTICIPATION

     The Contract is not eligible for dividends and will not participate in PLACA's divisible surplus.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, PLACA may disclose historic performance data for the subaccounts including yields, standard annual, total returns, and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income, on shares of the Money Market Portfolio or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Administration Fee; 2) Asset-Based Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 administration fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = The unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = The unit value on the first day of the seven-day period.

     Because of the charges and deductions imposed under the contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types of quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Administration Fee, the Asset-Based Administration Charge and the Mortality and Expense Risk charge. The yield calculation assumes an administration fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 X (((NI - ES)/(U X UV)) + 1)(6-1)

     Where:

     NI   = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of units outstanding.

     UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Fund Portfolio.

     The yield on the amounts held in the Subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract equal to 1% to 6% of premiums paid during the six years prior to the surrender or withdrawal (including the year in which the surrender is made) on amounts surrendered or withdrawn under the contract. A Surrender Charge will not be imposed on the first or second withdrawal in any Contract Year on an amount up to 10% of the Contract Account Value as of the beginning of such year.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

     Until a Subaccount has been in operation for 10 years, PLACA will always include quotes of average annual total return for the period measured from the date the Contracts were first offered for sale. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values which PLACA calculates on each Valuation Day based on the performance of the Subaccount's underlying Portfolio, the deductions for the Mortality and Expense Risk Charge, the Asset-Based Administration Charge, and the Annual Administration Fee. The calculation assumes that the administration fee is $30 per year per contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than seven years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)1/N) - 1

     Where:

     TR  = the average annual total return net of Subaccount recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

     The Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Subaccounts for periods prior to the Subaccounts' inception of the Subaccounts. The Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Neuberger Berman Advisers Management Trust, American Century Variable Portfolios, Inc. and the Van Eck Worldwide Insurance Trust are not affiliated with PLACA. While PLACA has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, PLACA does not represent that they are true and complete, and disclaims all responsibility for these figures.

     Such average annual total return information for the Subaccounts is as follows:

                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/98
                                                 FOR THE 1-YEAR    FOR THE 5-YEAR         (OR DATE OF
                                                  PERIOD ENDED      PERIOD ENDED       INCEPTION IF LESS
SUBACCOUNT (DATE OF PORTFOLIO INCEPTION)            12/31/98          12/31/98           THAN 10 YEARS)
----------------------------------------         --------------    --------------    ----------------------
MARKET STREET FUND
  Growth (December 12, 1985)...................        6.44%           15.69%                 13.52%
  Money Market (December 12, 1985).............       (1.43)%           3.16%                  3.68%
  Bond (December 12, 1985).....................        1.31%            4.84%                  6.53%
  Managed (December 12, 1985)..................        5.35%           11.32%                  9.72%
  Aggressive Growth (May 1, 1989)..............        1.09%           10.49%                 12.06%
  International (November 1, 1991).............        3.10%            7.03%                  7.65%

MARKET STREET FUND
  All Pro Large Cap Growth (May 4, 1998).......       10.72%                                   8.19%
  All Pro Large Cap Value (May 4, 1998)........       (6.92)%                                 (9.04)%
  All Pro Small Cap Growth (May 4, 1998).......       (7.86)%                                 (9.96)%
  All Pro Small Cap Value (May 4, 1998)........      (22.48)%                                (24.24)%

                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/98
                                                 FOR THE 1-YEAR    FOR THE 5-YEAR         (OR DATE OF
                                                  PERIOD ENDED      PERIOD ENDED       INCEPTION IF LESS
SUBACCOUNT (DATE OF PORTFOLIO INCEPTION)            12/31/98          12/31/98           THAN 10 YEARS)
----------------------------------------         --------------    --------------    ----------------------
VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE
  INSURANCE PRODUCTS FUND II
  High Income (September 19, 1985).............      (10.47)%           6.88%                  9.46%
  Equity Income (October 9, 1986)..............        4.51%           16.78%                 12.76%
  Growth (October 9, 1986).....................       30.66%           19.71%                 15.69%
  Overseas (January 28, 1987)..................        5.56%            7.79%                  6.95%
  Investment Grade Bond (December 5, 1988).....        1.90%            4.81%                  6.65%
  Asset Manager (September 6, 1989)............        7.72%            9.87%                 11.30%
  Contrafund (July 3, 1995)....................       21.74%                                  25.94%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Bond (September 10, 1984)....................       (2.29)%           3.26%                  6.26%
  Partners (March 22, 1994)....................       (2.46)%                                 18.07%
VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...........        5.56%            4.61%                  5.17%
  Worldwide Hard Assets (September 1, 1989)....      (35.44)%          (5.12)%                 0.39%
  Worldwide Emerging Markets (December 27,
     1995).....................................      (38.47)%                                (12.23)%
  Worldwide Real Estate (June 23, 1997)........      (17.06)%                                  0.25%
ALGER AMERICAN FUND
  Small Cap (September 21, 1988)...............        8.17%           11.16%                 18.13%

OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:

                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/98
                                                 FOR THE 1-YEAR    FOR THE 5-YEAR         (OR DATE OF
                                                  PERIOD ENDED      PERIOD ENDED       INCEPTION IF LESS
SUBACCOUNT (DATE OF PORTFOLIO INCEPTION)            12/31/98          12/31/98           THAN 10 YEARS)
----------------------------------------         --------------    --------------    ----------------------
MARKET STREET FUND
  Growth (December 12, 1985)...................       11.81%           15.88%                 13.52%
  Money Market (December 12, 1985).............        3.54%            3.32%                  3.68%
  Bond (December 12, 1985).....................        6.42%            5.01%                  6.53%
  Managed (December 12, 1985)..................       10.66%           11.50%                  9.72%
  Aggressive Growth (May 1, 1989)..............        6.19%           10.66%                 12.06%
  International (November 1, 1991).............        8.30%            7.21%                  7.65%

MARKET STREET FUND
  All Pro Large Cap Growth (May 4, 1998).......       16.30%                                  16.33%
  All Pro Large Cap Value (May 4, 1998)........       (2.22)%                                 (2.19)%
  All Pro Small Cap Growth (May 4, 1998).......       (3.21)%                                 (3.18)%
  All Pro Small Cap Value (May 4, 1998)........      (18.57)%                                (18.54)%

                                                                                     FOR THE 10-YEAR PERIOD
                                                                                         ENDED 12/31/98
                                                 FOR THE 1-YEAR    FOR THE 5-YEAR         (OR DATE OF
                                                  PERIOD ENDED      PERIOD ENDED       INCEPTION IF LESS
SUBACCOUNT (DATE OF PORTFOLIO INCEPTION)            12/31/98          12/31/98           THAN 10 YEARS)
----------------------------------------         --------------    --------------    ----------------------
VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE
  INSURANCE PRODUCTS FUND II
  High Income (September 19, 1985).............       (5.96)%           7.06%                  9.41%
  Equity Income (October 9, 1986)..............        9.78%           16.96%                 13.93%
  Growth (October 9, 1986).....................       37.25%           19.90%                 17.69%
  Overseas (January 28, 1987)..................       10.88%            7.96%                  8.41%
  Investment Grade Bond (December 5, 1988).....        7.03%            4.97%                  6.66%
  Asset Manager (September 6, 1989)............       13.15%           10.05%                 11.30%
  Contrafund (July 3, 1995)....................       27.87%                                  26.71%

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Bond (September 10, 1984)....................        2.64%            3.42%                  5.10%
  Partners (March 22, 1994)....................        2.46%                                  18.25%

VAN ECK WORLDWIDE INSURANCE TRUST
  Worldwide Bond (September 1, 1989)...........       10.89%            4.77%                  5.17%
  Worldwide Hard Assets (September 1, 1989)....      (32.19)%          (4.97)%                 0.39%
  Worldwide Emerging Markets (December 27,
     1995).....................................      (35.36)%                                (11.52)%
  Worldwide Real Estate (June 23, 1997)........      (12.88)%                                  3.08%

ALGER AMERICAN FUND
  Small Cap (September 21, 1988)...............       13.62%           11.33%                 18.13%

     Providentmutual may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

     CTR = (ERV/P) - 1

     Where:

     CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P    = A hypothetical single payment of $1,000.

     CTR = (ERV/P) - 1

     Where:

     CTR = The Cumulative Total Return net of Subaccount recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P    = A hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each such account bears to the total Contract Account Value. For purposes of reflecting the administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average contract value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                    TERMINATION OF PARTICIPATION AGREEMENTS

     The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

     Market Street Fund, Inc. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at PLACA's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or PLACA if certain enforcement proceedings are instituted against the other; (4) upon vote of the Owners of Contracts to substitute shares of another mutual fund; (5) at PLACA's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of PLACA or the Fund upon a determination that an irreconcilable material conflict exists between Owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of PLACA if it has withdrawn the Variable Account's investment in the Fund; or (8) at the option of any party upon another party's material breach of any provision of the agreement.

     The Alger American Fund. The Agreement with The Alger American Fund provides for termination: 1) by either party on 60 days written notice to the other; 2) by Alger if the Policies cease to qualify as annuity contracts or life insurance policies under the Code or the Policies are not registered, issued or sold in accordance with applicable laws; 3) by any party in the event of a material irreconcilable conflict; 4) by PLACA in the event that formal proceedings are initiated against Alger or the distributor by the SEC or another regulator; 5) by PLACA in the event the Portfolio or trust fails to meet the diversification requirements; 6) by PLACA if shares are not reasonably available; 7) by PLACA if shares of the Portfolio are not registered, issued or sold in accordance with applicable laws or applicable law precludes the use of such shares; 8) by PLACA if Alger fails to qualify as a regulated investment company under Subchapter M of the Code; or 9) by Alger's principal underwriter if it determines that PLACA has suffered a material adverse change in its business, operation, financial condition or prospects.

     Variable Insurance Products Fund and Variable Insurance Products Fund
II. These agreements provide for termination: (1) on six months' advance notice by any party; (2) at PLACA's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at PLACA's option if shares of the Fund are not registered, issued or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (4) at the option of the Fund or its principal underwriter if it determines that PLACA has suffered material adverse changes in its business or financial conditions or is the subject to material adverse publicity; (5) at the option of PLACA if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity; or (6) at the option of the Fund or its principal underwriter if PLACA decides to make another mutual fund available as a funding vehicle for its Contracts.

     Neuberger Berman Advisers Management Trust. This Agreement may be terminated by either party on six months' written notice to the other.

     Van Eck Worldwide Insurance Trust. The agreement with Van Eck Worldwide Insurance Trust "Van Eck Trust") provides for termination 1) by PLACA, Van Eck Trust or Van Eck Trust's Distributor upon six months prior written notice or in the event that formal proceedings are initiated against the other party by the SEC or another regulator, 2) by PLACA or Van Eck Trust in the event that shares of Van Eck Trust subject to the agreement are not registered, offered or sold in conformity with applicable law or such law precludes the use of Trust shares, 3) by PLACA upon reasonable notice if shares of one of the then available Portfolios of Van Eck Trust are no longer available or upon sixty days notice if PLACA should substitute shares of another fund or Fund for those of Van Eck Trust, 4) by PMLIC if a Portfolio fails to meet the diversification and other requirements of the Internal Revenue Code, or PMLIC reasonably believes it may fail to do so, 5) upon assignment of the agreement unless both parties agree to the assignment in writing.

     Should an agreement between PLACA and a Fund terminate, the Subaccounts which invest in that Fund will not be able to purchase additional shares of such Fund. In that event, Owners will no longer be able to allocate cash values or net premiums to Subaccounts investing in Portfolios of such Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portion of a Fund may refuse to sell its shares to a Subaccount despite the fact that the participation agreement between the Fund and PLACA has not been terminated. Should a Fund or portfolio of such Fund decide not to sell its shares to PLACA, PLACA will not be able to honor requests by Owners to allocate cash values or net premiums to Subaccounts investing in shares of that Fund or portfolio.

                               STANDARD & POOR'S

     Standard & Poor's(R), S&P(R), Standard & Poor's 500 and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PLACA and the Market Street Fund, Inc. ("Market Street"). Neither the Contract nor the Equity 500 Index Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

     S&P makes no representation or warranty, express or implied, to the owners of the Contract and the Equity 500 Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Contract and the Equity 500 Index Portfolio particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to PLACA and Market Street is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to PLACA, Market Street, the Contract, or the Equity 500 Index Portfolio. S&P has no obligation to take the needs of PLACA, Market Street, or the owners of the Contract or the Equity 500 Index Portfolio into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contract or the Equity 500 Index Portfolio or the timing of the issuance or sale of the Contract or the Equity 500 Index Portfolio in the determination or calculation of the equation by which the Contract or the Equity 500 Index Portfolio are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Contract or the Equity 500 Index Portfolio.

     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PLACA, MARKET STREET, OWNERS OF THE CONTRACT AND THE EQUITY 500 INDEX PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS). EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                         SAFEKEEPING OF ACCOUNT ASSETS

     PLACA holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

     The officers and employees of PLACA are covered by an insurance company blanket bond issued by Reliance Insurance Company to Provident Mutual Life Insurance Company in the amount of ten million dollars. The bond insurers against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

     PLACA is subject to regulation and supervision by the Insurance Department of the State of Delaware which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. PLACA is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

     PLACA will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

                                 LEGAL MATTERS

     James G. Potter, Jr., Counsel of Provident Mutual Life Insurance Company, has provided advice on certain matters relating to the laws of Delaware regarding the Contacts and PLACA's issuance of the Contracts. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS

     The statements of financial condition for PLACA as of December 31, 1998 and 1997 and the related statements of operations, equity, and cash flows for each of the three years in the period ended December 31, 1998 and the audited statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in this Statement of Additional Information and in the registration statement have been audited by PricewaterhouseCoopers LLP as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS

     This Statement of Additional Information contains the audited statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account as of December 31, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended.
PricewaterhouseCoopers, LLP serves as independent accountants for the Providentmutual Variable Annuity Separate Account.

     PLACA's statements of financial condition as of December 31, 1998 and 1997 and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998, which are included in this Statement of Additional Information, should be considered only as bearing on PLACA's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Providentmutual Variable Annuity Separate Account.

                              FINANCIAL STATEMENTS

                                                              PAGE
                                                              ----
Providentmutual Variable Annuity Separate Account
     Report of Independent Accountants......................   F-2
     Statements of Assets and Liabilities, December 31,
      1998..................................................   F-3
     Statements of Operations for the Year Ended December
      31, 1998..............................................  F-10
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1998.....................................  F-17
     Statements of Changes in Net Assets for the Year Ended
      December 31, 1997.....................................  F-24
     Notes to Financial Statements..........................  F-30
Providentmutual Life and Annuity Company of America
     Report of Independent Accountants......................  F-56
     Statements of Financial Condition as of December 31,
      1998 and 1997.........................................  F-57
     Statements of Operations for the Years Ended December
      31, 1998, 1997, and 1996..............................  F-58
     Statements of Equity for the Years Ended December 31,
      1998, 1997, and 1996..................................  F-59
     Statements of Cash Flows for the Years Ended December
      31, 1998, 1997, and 1996..............................  F-60
     Notes to Financial Statements..........................  F-61

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Contractholders and
  Board of Directors of
Providentmutual Life and Annuity Company of America:

In our opinion, the accompanying statements of assets and liabilities of the Providentmutual Variable Annuity Separate Account (comprising thirty-nine subaccounts, hereafter collectively referred to as the "Separate Account") and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Separate Account at December 31, 1998, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the management of the Separate Account; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1998 by correspondence with the transfer agents, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 26, 1999

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                               MONEY                                  AGGRESSIVE
                                                GROWTH        MARKET         BOND         MANAGED       GROWTH      INTERNATIONAL
                                              SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc.,
  at market value:
  Growth Portfolio..........................  $47,858,933
  Money Market Portfolio....................                $40,359,766
  Bond Portfolio............................                              $15,203,142
  Managed Portfolio.........................                                            $19,429,859
  Aggressive Growth Portfolio...............                                                          $12,484,988
  International Portfolio...................                                                                         $19,698,014
Dividends receivable........................                    166,127
Receivable from Providentmutual Life and
  Annuity Company of America................                  1,931,561
                                              -----------   -----------   -----------   -----------   -----------    -----------
NET ASSETS..................................  $47,858,933   $42,457,454   $15,203,142   $19,429,859   $12,484,988    $19,698,014
                                              ===========   ===========   ===========   ===========   ===========    ===========
Held for the benefit of contractholders.....  $47,788,559   $42,411,955   $15,163,134   $19,391,137   $12,414,832    $19,645,061
Attributable to Providentmutual Life and
  Annuity Company of America................       70,374        45,499        40,008        38,722        70,156         52,953
                                              -----------   -----------   -----------   -----------   -----------    -----------
                                              $47,858,933   $42,457,454   $15,203,142   $19,429,859   $12,484,988    $19,698,014
                                              ===========   ===========   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                              ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street Fund, Inc., at market value:
  All Pro Large Cap Growth Portfolio........................   $2,296,724
  All Pro Large Cap Value Portfolio.........................                   $2,084,201
  All Pro Small Cap Growth Portfolio........................                                   $1,668,424
  All Pro Small Cap Value Portfolio.........................                                                   $1,314,681
                                                               ----------      ----------      ----------      ----------
NET ASSETS..................................................   $2,296,724      $2,084,201      $1,668,424      $1,314,681
                                                               ==========      ==========      ==========      ==========
Held for the benefit of contractholders.....................   $2,268,888      $2,059,187      $1,645,316      $1,292,614
Attributable to Providentmutual Life and Annuity Company of
  America...................................................       27,836          25,014          23,108          22,067
                                                               ----------      ----------      ----------      ----------
                                                               $2,296,724      $2,084,201      $1,668,424      $1,314,681
                                                               ==========      ==========      ==========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                              FIDELITY      FIDELITY                                  FIDELITY
                                                HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET        FIDELITY
                                               INCOME        INCOME         GROWTH       OVERSEAS      MANAGER       INDEX 500
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance
  Products Fund, at market value:
  High Income Portfolio....................  $21,941,333
  Equity-Income Portfolio..................                $95,994,948
  Growth Portfolio.........................                              $101,771,312
  Overseas Portfolio.......................                                             $3,459,303
Investment in the Variable Insurance
  Products Fund II, at market value:
  Asset Manager Portfolio..................                                                          $41,654,028
  Index 500 Portfolio......................                                                                         $99,729,620
                                             -----------   -----------   ------------   ----------   -----------    -----------
NET ASSETS.................................  $21,941,333   $95,994,948   $101,771,312   $3,459,303   $41,654,028    $99,729,620
                                             ===========   ===========   ============   ==========   ===========    ===========
Held for the benefit of contractholders....  $21,908,598   $95,932,993   $101,692,038   $3,426,276   $41,581,094    $99,662,023
Attributable to Providentmutual Life and
  Annuity Company of America...............       32,735        61,955         79,274      33,027         72,934         67,597
                                             -----------   -----------   ------------   ----------   -----------    -----------
                                             $21,941,333   $95,994,948   $101,771,312   $3,459,303   $41,654,028    $99,729,620
                                             ===========   ===========   ============   ==========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                                       FIDELITY
                                                         FIDELITY     INVESTMENT       OCC           OCC           OCC
                                                        CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable Insurance Products Fund II,
  at market value:
  Contrafund Portfolio................................  $59,330,973
  Investment Grade Bond Portfolio.....................                $2,530,093
Investment in the OCC Accumulation Trust, at market
  value:
  Equity Portfolio....................................                             $23,494,162
  Small Cap Portfolio.................................                                           $16,579,552
  Managed Portfolio...................................                                                         $60,000,044
                                                        -----------   ----------   -----------   -----------   -----------
NET ASSETS............................................  $59,330,973   $2,530,093   $23,494,162   $16,579,552   $60,000,044
                                                        ===========   ==========   ===========   ===========   ===========
Held for the benefit of contractholders...............  $59,253,284   $2,500,753   $23,431,003   $16,534,495   $59,946,648
Attributable to Providentmutual Life and Annuity
  Company of America..................................       77,689      29,340         63,159        45,057        53,396
                                                        -----------   ----------   -----------   -----------   -----------
                                                        $59,330,973   $2,530,093   $23,494,162   $16,579,552   $60,000,044
                                                        ===========   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                                             SCUDDER                                      DREYFUS       DREYFUS
                                               SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                                BOND         INCOME      INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Scudder Variable Life
  Investment Fund, at market value:
  Bond Portfolio...........................  $10,868,157
  Growth and Income Portfolio..............                $21,802,912
  International Portfolio..................                               $14,525,316
Investment in the Dreyfus Variable
  Investment Fund, at market value:
  Zero Coupon 2000 Portfolio...............                                               $7,450,796
  Growth and Income Portfolio..............                                                             $19,640,705
Investment in the Dreyfus Socially
  Responsible Growth Fund, Inc., at market
  value:
  Socially Responsible Portfolio...........                                                                           $11,010,184
                                             -----------   -----------    -----------     ----------    -----------   -----------
NET ASSETS.................................  $10,868,157   $21,802,912    $14,525,316     $7,450,796    $19,640,705   $11,010,184
                                             ===========   ===========    ===========     ==========    ===========   ===========
Held for the benefit of contractholders....  $10,835,622   $21,733,752    $14,464,625     $7,420,427    $19,584,714   $10,971,508
Attributable to Providentmutual Life and
  Annuity Company of America...............       32,535       69,160          60,691         30,369         55,991        38,676
                                             -----------   -----------    -----------     ----------    -----------   -----------
                                             $10,868,157   $21,802,912    $14,525,316     $7,450,796    $19,640,705   $11,010,184
                                             ===========   ===========    ===========     ==========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                         FEDERATED                                                    NEUBERGER
                                         FUND FOR          FEDERATED      NEUBERGER    NEUBERGER      & BERMAN      NEUBERGER
                                      U.S. GOVERNMENT       UTILITY        & BERMAN     & BERMAN       LIMITED       & BERMAN
                                       SECURITIES II        FUND II        BALANCED      GROWTH     MATURITY BOND    PARTNERS
                                        SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Federated
  Insurance Series, at market value:
  Fund for U.S. Government
    Securities II Portfolio.........    $9,318,436
  Utility Fund II Portfolio.........                      $10,201,206
Investment in the Neuberger & Berman
  Advisers Management Trust, at
  market value:
  Balanced Portfolio................                                       $775,638
  Growth Portfolio..................                                                    $994,739
  Limited Maturity Bond Portfolio...                                                                 $1,433,927
  Partners Portfolio................                                                                                 $408,652
                                        ----------        -----------      --------     --------     ----------      --------
NET ASSETS..........................    $9,318,436        $10,201,206      $775,638     $994,739     $1,433,927      $408,652
                                        ==========        ===========      ========     ========     ==========      ========
Held for the benefit of
  contractholders...................    $9,284,944        $10,152,016      $740,239     $955,279     $1,404,964      $385,194
Attributable to Providentmutual Life
  and Annuity Company of America....        33,492             49,190        35,399       39,460         28,963        23,458
                                        ----------        -----------      --------     --------     ----------      --------
                                        $9,318,436        $10,201,206      $775,638     $994,739     $1,433,927      $408,652
                                        ==========        ===========      ========     ========     ==========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Assets and Liabilities, December 31, 1998

--------------------------------------------------------------------------------

                                             AMERICAN                                 VAN ECK
                                            CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                             CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                           APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                            SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in American Century Variable
  Portfolios Inc., at market value:
  American Century VP Capital
    Appreciation Portfolio...............    $209,599
Investment in Van Eck Worldwide Insurance
  Trust, at market value:
  Van Eck Worldwide Bond Portfolio.......                 $1,669,654
  Van Eck Worldwide Hard Assets
    Portfolio............................                               $428,820
  Van Eck Worldwide Emerging Markets
    Portfolio............................                                            $1,374,304
  Van Eck Worldwide Real Estate
    Portfolio............................                                                          $279,755
Investment in the Alger American Fund, at
  market value:
  Alger American Small Capitalization
    Portfolio............................                                                                         $3,782,524
                                             --------     ----------    --------     ----------    --------       ----------
NET ASSETS...............................    $209,599     $1,669,654    $428,820     $1,374,304    $279,755       $3,782,524
                                             ========     ==========    ========     ==========    ========       ==========
Held for the benefit of
  contractholders........................    $186,642     $1,631,689    $401,261     $1,345,409    $257,330       $3,749,591
Attributable to Providentmutual Life and
  Annuity Company of America.............      22,957        37,965       27,559        28,895       22,425           32,933
                                             --------     ----------    --------     ----------    --------       ----------
                                             $209,599     $1,669,654    $428,820     $1,374,304    $279,755       $3,782,524
                                             ========     ==========    ========     ==========    ========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 MONEY                                AGGRESSIVE
                                                   GROWTH        MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends......................................  $   678,062   $1,927,975    $565,191    $ 562,813    $  87,941     $  139,749
EXPENSES
Mortality and expense risks....................      597,986     520,330      147,914      241,665      159,423        272,622
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net investment income (loss)...................       80,076   1,407,645      417,277      321,148      (71,482)      (132,873)
                                                 -----------   ----------    --------    ----------   ----------    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.........    5,355,167                    1,238      789,131      839,522      1,292,463
Net realized gain from redemption of investment
  shares.......................................      848,719                  119,046      562,187      335,385        293,587
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net realized gain on investments...............    6,203,886                  120,284    1,351,318    1,174,907      1,586,050
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year............................    8,125,549                  341,931    3,141,355    2,237,231      1,663,549
  End of year..................................    6,880,781                  501,349    3,311,102    1,843,257      1,759,586
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net unrealized appreciation (depreciation)
  during the year..............................   (1,244,768)                 159,418      169,747     (393,974)        96,037
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net realized and unrealized gain on
  investments..................................    4,959,118                  279,702    1,521,065      780,933      1,682,087
                                                 -----------   ----------    --------    ----------   ----------    ----------
Net increase in net assets resulting from
  operations...................................  $ 5,039,194   $1,407,645    $696,979    $1,842,213   $ 709,451     $1,549,214
                                                 ===========   ==========    ========    ==========   ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                 ALL PRO         ALL PRO         ALL PRO         ALL PRO
                                                                  LARGE           LARGE           SMALL           SMALL
                                                               CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................................
EXPENSES
Mortality and expense risks.................................    $  8,510        $  9,025        $  5,994        $  4,635
                                                                --------        --------        --------        --------
Net investment loss.........................................      (8,510)         (9,025)         (5,994)         (4,635)
                                                                --------        --------        --------        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......................
Net realized gain (loss) from redemption of investment
  shares....................................................      25,035         (22,796)        (34,054)        (36,679)
                                                                --------        --------        --------        --------
Net realized gain (loss) on investments.....................      25,035         (22,796)        (34,054)        (36,679)
                                                                --------        --------        --------        --------
Net unrealized appreciation of investments:
  Beginning of year.........................................
  End of year...............................................     345,515         157,479         191,093          35,087
                                                                --------        --------        --------        --------
Net unrealized appreciation during the year.................     345,515         157,479         191,093          35,087
                                                                --------        --------        --------        --------
Net realized and unrealized gain (loss) on investments......     370,550         134,683         157,039          (1,592)
                                                                --------        --------        --------        --------
Net increase (decrease) in net assets resulting from
  operations................................................    $362,040        $125,658        $151,045         $(6,227)
                                                                ========        ========        ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                 FIDELITY      FIDELITY                                 FIDELITY
                                                   HIGH         EQUITY-      FIDELITY      FIDELITY      ASSET       FIDELITY
                                                  INCOME        INCOME        GROWTH       OVERSEAS     MANAGER      INDEX 500
                                                SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends.....................................   $1,317,100   $ 1,124,518   $   336,043    $ 40,987    $ 971,784    $   708,340
EXPENSES
Mortality and expense risks...................      286,587     1,237,185     1,097,140      36,617      486,170      1,074,774
                                                -----------   -----------   -----------    --------    ----------   -----------
Net investment income (loss)..................    1,030,513      (112,667)     (761,097)      4,370      485,614       (366,434)
                                                -----------   -----------   -----------    --------    ----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested........      836,907     4,001,961     8,790,172     120,802    2,915,352      1,640,640
Net realized gain from redemption of
  investment shares...........................      104,890     2,824,563     3,494,841       6,184      487,425      3,697,158
                                                -----------   -----------   -----------    --------    ----------   -----------
Net realized gain on investments..............      941,797     6,826,524    12,285,013     126,986    3,402,777      5,337,798
                                                -----------   -----------   -----------    --------    ----------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year...........................    1,994,767    17,071,432    14,960,831       3,948    4,749,426     13,147,837
  End of year.................................   (1,322,566)   18,402,980    29,499,701      72,711    5,498,936     26,388,869
                                                -----------   -----------   -----------    --------    ----------   -----------
Net unrealized appreciation (depreciation)
  during the year.............................   (3,317,333)    1,331,548    14,538,870      68,763      749,510     13,241,032
                                                -----------   -----------   -----------    --------    ----------   -----------
Net realized and unrealized gain (loss) on
  investments.................................   (2,375,536)    8,158,072    26,823,883     195,749    4,152,287     18,578,830
                                                -----------   -----------   -----------    --------    ----------   -----------
Net increase (decrease) in net assets
  resulting from operations...................  $(1,345,023)  $ 8,045,405   $26,062,786    $200,119    $4,637,901   $18,212,396
                                                ===========   ===========   ===========    ========    ==========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                        FIDELITY
                                                          FIDELITY     INVESTMENT       OCC           OCC           OCC
                                                         CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..............................................  $   265,307    $ 52,491    $   216,157   $    58,867   $   442,380
EXPENSES
Mortality and expense risks............................      639,927      23,818        314,327       244,040       839,202
                                                         -----------    --------    -----------   -----------   -----------
Net investment gain (loss).............................     (374,620)     28,673        (98,170)     (185,173)     (396,822)
                                                         -----------    --------    -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain distributions reinvested.................    1,951,899       6,228        932,782       642,781     1,765,223
Net realized gain from redemption of investment
  shares...............................................    1,556,394      20,635      2,594,973       883,830     4,247,341
                                                         -----------    --------    -----------   -----------   -----------
Net realized gain on investments.......................    3,508,293      26,863      3,527,755     1,526,611     6,012,564
                                                         -----------    --------    -----------   -----------   -----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year....................................    7,221,948      41,164      4,899,452     4,006,030    15,384,550
  End of year..........................................   16,048,820     110,611      3,483,399       661,747    12,739,481
                                                         -----------    --------    -----------   -----------   -----------
Net unrealized appreciation (depreciation) during the
  year.................................................    8,826,872      69,447     (1,416,053)   (3,344,283)   (2,645,069)
                                                         -----------    --------    -----------   -----------   -----------
Net realized and unrealized gain (loss) on
  investments..........................................   12,335,165      96,310      2,111,702    (1,817,672)    3,367,495
                                                         -----------    --------    -----------   -----------   -----------
Net increase (decrease) in net assets resulting from
  operations...........................................  $11,960,545    $124,983    $ 2,013,532   $(2,002,845)  $ 2,970,673
                                                         ===========    ========    ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                              SCUDDER                                     DREYFUS       DREYFUS
                                                SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO   GROWTH AND    SOCIALLY
                                                  BOND        INCOME      INTERNATIONAL   COUPON 2000      INCOME     RESPONSIBLE
                                               SUBACCOUNT   SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends....................................   $525,798    $  444,887     $  201,172       $342,964     $ 172,646    $   17,220
EXPENSES
Mortality and expense risks..................    128,282       283,325        177,297         87,726       248,422       106,812
                                                --------    -----------    ----------       --------     ----------   ----------
Net investment income (loss).................    397,516       161,562         23,875        255,238       (75,776)      (89,592)
                                                --------    -----------    ----------       --------     ----------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain distributions reinvested.......     30,563     1,227,288      1,323,096                      317,580       399,199
Net realized gain (loss) from redemption of
  investment shares..........................     38,189       899,378        197,125        (14,397)       (9,428)      542,237
                                                --------    -----------    ----------       --------     ----------   ----------
Net realized gain (loss) on investments......     68,752     2,126,666      1,520,221        (14,397)      308,152       941,436
                                                --------    -----------    ----------       --------     ----------   ----------
Net unrealized appreciation (depreciation) of
  investments:
  Beginning of year..........................    182,019     2,145,837        695,843         (4,370)      135,652       633,396
  End of year................................    169,689       559,240      1,001,546         98,289     1,610,492     1,746,511
                                                --------    -----------    ----------       --------     ----------   ----------
Net unrealized appreciation (depreciation)
  during the year............................    (12,330)   (1,586,597)       305,703        102,659     1,474,840     1,113,115
                                                --------    -----------    ----------       --------     ----------   ----------
Net realized and unrealized gain on
  investments................................     56,422       540,069      1,825,924         88,262     1,782,992     2,054,551
                                                --------    -----------    ----------       --------     ----------   ----------
Net increase in net assets resulting from
  operations.................................   $453,938    $  701,631     $1,849,799       $343,500     $1,707,216   $1,964,959
                                                ========    ===========    ==========       ========     ==========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                          FEDERATED FUND                                                 NEUBERGER
                                             FOR U.S.                        NEUBERGER    NEUBERGER      & BERMAN      NEUBERGER
                                            GOVERNMENT        FEDERATED       & BERMAN     & BERMAN       LIMITED       & BERMAN
                                          SECURITIES II    UTILITY FUND II    BALANCED      GROWTH     MATURITY BOND    PARTNERS
                                            SUBACCOUNT       SUBACCOUNT      SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...............................     $ 68,150        $   53,084       $ 18,342                   $ 63,745
EXPENSES
Mortality and expense risks.............       75,900            96,287         10,814    $  14,057        17,119       $ 1,906
                                             --------        ----------       --------    ---------      --------       -------
Net investment income (loss)............       (7,750)          (43,203)         7,528      (14,057)       46,626        (1,906)
                                             --------        ----------       --------    ---------      --------       -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested............................        3,016           324,199        128,829      289,444
Net realized gain (loss) from redemption
  of investment shares..................       74,776           228,881        (37,544)     (45,239)       (1,093)       (1,266)
                                             --------        ----------       --------    ---------      --------       -------
Net realized gain (loss) on
  investments...........................       77,792           553,080         91,285      244,205        (1,093)       (1,266)
                                             --------        ----------       --------    ---------      --------       -------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year.....................      139,066           942,031         36,672       83,141        21,796
  End of year...........................      380,998         1,407,591         (8,783)     (24,306)       10,244        16,829
                                             --------        ----------       --------    ---------      --------       -------
Net unrealized appreciation
  (depreciation) during the year........      241,932           465,560        (45,455)    (107,447)      (11,552)       16,829
                                             --------        ----------       --------    ---------      --------       -------
Net realized and unrealized gain (loss)
  on investments........................      319,724         1,018,640         45,830      136,758       (12,645)       15,563
                                             --------        ----------       --------    ---------      --------       -------
Net increase in net assets resulting
  from operations.......................     $311,974        $  975,437       $ 53,358    $ 122,701      $ 33,981       $13,657
                                             ========        ==========       ========    =========      ========       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................                  $  8,646     $    904     $   8,344
EXPENSES
Mortality and expense risks.................    $  2,380        15,687        2,295        13,188     $    420        $ 41,145
                                                --------      --------     --------     ---------     --------        --------
Net investment loss.........................      (2,380)       (7,041)      (1,391)       (4,844)        (420)        (41,145)
                                                --------      --------     --------     ---------     --------        --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions reinvested......       9,248                     22,207         7,417                      393,865
Net realized gain (loss) from redemption of
  investment shares.........................      (5,083)       35,727      (89,092)     (265,838)     (15,225)        (10,462)
                                                --------      --------     --------     ---------     --------        --------
Net realized gain (loss) on investments.....       4,165        35,727      (66,885)     (258,421)     (15,225)        383,403
                                                --------      --------     --------     ---------     --------        --------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.........................      (6,096)       25,331       (8,342)     (247,842)                     126,890
  End of year...............................     (16,405)      134,095      (26,474)     (374,273)       1,481         204,321
                                                --------      --------     --------     ---------     --------        --------
Net unrealized appreciation (depreciation)
  during the year...........................     (10,309)      108,764      (18,132)     (126,431)       1,481          77,431
                                                --------      --------     --------     ---------     --------        --------
Net realized and unrealized gain (loss) on
  investments...............................      (6,144)      144,491      (85,017)     (384,852)     (13,744)        460,834
                                                --------      --------     --------     ---------     --------        --------
Net increase (decrease) in net assets
  resulting from operations.................    $ (8,524)     $137,450     $(86,408)    $(389,696)    $(14,164)       $419,689
                                                ========      ========     ========     =========     ========        ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                           MONEY                                   AGGRESSIVE
                                           GROWTH         MARKET          BOND         MANAGED       GROWTH      INTERNATIONAL
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $    80,076   $   1,407,645   $   417,277   $   321,148   $   (71,482)   $  (132,873)
Net realized gain on investments.......    6,203,886                       120,284     1,351,318     1,174,907      1,586,050
Net unrealized appreciation
  (depreciation) of investments during
  the year.............................   (1,244,768)                      159,418       169,747      (393,974)        96,037
                                         -----------   -------------   -----------   -----------   -----------    -----------
Net increase in net assets from
  operations...........................    5,039,194       1,407,645       696,979     1,842,213       709,451      1,549,214
                                         -----------   -------------   -----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........    2,348,484     127,871,256     1,223,548     1,148,804       806,172        902,903
Administrative charges.................      (22,011)        (12,419)       (5,131)       (8,956)       (7,791)       (12,670)
Surrenders and forfeitures.............   (3,442,237)     (3,212,313)     (643,334)   (1,558,892)     (727,131)    (1,572,725)
Transfers between investment
  portfolios...........................    3,846,147    (113,341,557)    5,948,828     1,682,450       802,568        269,675
Net (withdrawals) repayments due to
  policy loans.........................       (7,097)          8,668          (614)       (3,394)          464          1,820
Withdrawals due to death benefits......      (65,692)       (136,960)      (52,239)      (60,381)         (616)       (49,521)
                                         -----------   -------------   -----------   -----------   -----------    -----------
Net increase (decrease) in net assets
  derived from contract transactions...    2,657,594      11,176,675     6,471,058     1,199,631       873,666       (460,518)
                                         -----------   -------------   -----------   -----------   -----------    -----------
Return of capital to Providentmutual
  Life and Annuity Company of
  America..............................      (25,000)
                                         -----------   -------------   -----------   -----------   -----------    -----------
Total increase in net assets...........    7,671,788      12,584,320     7,168,037     3,041,844     1,583,117      1,088,696
NET ASSETS
  Beginning of year....................   40,187,145      29,873,134     8,035,105    16,388,015    10,901,871     18,609,318
                                         -----------   -------------   -----------   -----------   -----------    -----------
  End of year..........................  $47,858,933   $  42,457,454   $15,203,142   $19,429,859   $12,484,988    $19,698,014
                                         ===========   =============   ===========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                ALL PRO         ALL PRO         ALL PRO         ALL PRO
                                                                 LARGE           LARGE           SMALL           SMALL
                                                              CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss........................................   $   (8,510)     $   (9,025)     $   (5,994)     $   (4,635)
Net realized gain (loss) on investments....................       25,035         (22,796)        (34,054)        (36,679)
Net unrealized appreciation of investments during the
  year.....................................................      345,515         157,479         191,093          35,087
                                                              ----------      ----------      ----------      ----------
Net increase (decrease) in net assets from operations......      362,040         125,658         151,045          (6,227)
                                                              ----------      ----------      ----------      ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..............................      222,573         292,763         157,600         308,901
Administrative charges.....................................         (141)           (187)            (87)            (60)
Surrenders and forfeitures.................................      (21,345)        (16,648)        (14,326)        (33,127)
Transfers between investment portfolios....................    1,708,597       1,657,615       1,349,192       1,020,194
                                                              ----------      ----------      ----------      ----------
Net increase in net assets derived from contract
  transactions.............................................    1,909,684       1,933,543       1,492,379       1,295,908
                                                              ----------      ----------      ----------      ----------
Capital contribution from Providentmutual Life and Annuity
  Company of America.......................................       25,000          25,000          25,000          25,000
                                                              ----------      ----------      ----------      ----------
Total increase in net assets...............................    2,296,724       2,084,201       1,668,424       1,314,681
NET ASSETS
  Beginning of year........................................           --              --              --              --
                                                              ----------      ----------      ----------      ----------
  End of year..............................................   $2,296,724      $2,084,201      $1,668,424      $1,314,681
                                                              ==========      ==========      ==========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                FIDELITY      FIDELITY                                  FIDELITY
                                                  HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET       FIDELITY
                                                 INCOME        INCOME         GROWTH       OVERSEAS      MANAGER      INDEX 500
                                               SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).................  $ 1,030,513   $  (112,667)  $   (761,097)  $   4,370    $   485,614   $  (366,434)
Net realized gain on investments.............      941,797     6,826,524     12,285,013     126,986      3,402,777     5,337,798
Net unrealized appreciation (depreciation) of
  investments during the year................   (3,317,333)    1,331,548     14,538,870      68,763        749,510    13,241,032
                                               -----------   -----------   ------------   ----------   -----------   -----------
Net increase (decrease) in net assets from
  operations.................................   (1,345,023)    8,045,405     26,062,786     200,119      4,637,901    18,212,396
                                               -----------   -----------   ------------   ----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums................    1,750,277     5,296,132      4,791,231     339,626      1,700,971     6,577,374
Administrative charges.......................       (9,948)      (45,049)       (49,011)     (1,255)       (17,744)      (42,384)
Surrenders and forfeitures...................   (1,298,153)   (4,233,958)    (3,843,463)    (33,023)    (1,840,921)   (4,314,988)
Transfers between investment portfolios......    4,540,682     8,532,004     10,374,588   1,075,414      7,109,273    21,217,455
Net withdrawals due to policy loans..........       (3,583)       (6,732)       (11,811)     (1,589)        (5,124)       (6,625)
Withdrawals due to death benefits............     (137,311)     (463,817)      (370,273)    (51,334)       (84,131)     (263,569)
                                               -----------   -----------   ------------   ----------   -----------   -----------
Net increase in net assets derived from
  contract transactions......................    4,841,964     9,078,580     10,891,261   1,327,839      6,862,324    23,167,263
                                               -----------   -----------   ------------   ----------   -----------   -----------
Return of capital to Providentmutual Life and
  Annuity Company of America.................                    (30,000)       (60,000)                                 (40,000)
                                               -----------   -----------   ------------   ----------   -----------   -----------
Total increase in net assets.................    3,496,941    17,093,985     36,894,047   1,527,958     11,500,225    41,339,659
NET ASSETS
  Beginning of year..........................   18,444,392    78,900,963     64,877,265   1,931,345     30,153,803    58,389,961
                                               -----------   -----------   ------------   ----------   -----------   -----------
  End of year................................  $21,941,333   $95,994,948   $101,771,312   $3,459,303   $41,654,028   $99,729,620
                                               ===========   ===========   ============   ==========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                       FIDELITY
                                                         FIDELITY     INVESTMENT       OCC           OCC           OCC
                                                        CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........................  $  (374,620)  $  28,673    $   (98,170)  $  (185,173)  $  (396,822)
Net realized gain on investments......................    3,508,293      26,863      3,527,755     1,526,611     6,012,564
Net unrealized appreciation (depreciation) of
  investments during the year.........................    8,826,872      69,447     (1,416,053)   (3,344,283)   (2,645,069)
                                                        -----------   ----------   -----------   -----------   -----------
Net increase (decrease) in net assets from
  operations..........................................   11,960,545     124,983      2,013,532    (2,002,845)    2,970,673
                                                        -----------   ----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.........................    2,915,127     246,257      1,446,183     1,017,956     2,661,331
Administrative charges................................      (26,006)       (820)       (11,336)      (10,338)      (31,542)
Surrenders and forfeitures............................   (2,253,251)    (84,172)    (1,446,748)   (1,391,872)   (3,425,829)
Transfers between investment portfolios...............    9,479,438   1,204,799      1,059,190       848,987       752,512
Net withdrawals due to policy loans...................       (6,313)       (130)        (1,906)       (1,249)       (2,506)
Withdrawals due to death benefits.....................      (13,824)    (12,194)       (49,239)      (39,285)     (217,598)
                                                        -----------   ----------   -----------   -----------   -----------
Net increase (decrease) in net assets derived from
  contract transactions...............................   10,095,171   1,353,740        996,144       424,199      (263,632)
                                                        -----------   ----------   -----------   -----------   -----------
Return of capital to Providentmutual Life and Annuity
  Company of America..................................                                                             (25,000)
                                                        -----------   ----------   -----------   -----------   -----------
Total increase (decrease) in net assets...............   22,055,716   1,478,723      3,009,676    (1,578,646)    2,682,041
NET ASSETS
  Beginning of year...................................   37,275,257   1,051,370     20,484,486    18,158,198    57,318,003
                                                        -----------   ----------   -----------   -----------   -----------
  End of year.........................................  $59,330,973   $2,530,093   $23,494,162   $16,579,552   $60,000,044
                                                        ===========   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                          SCUDDER                                      DREYFUS       DREYFUS
                                            SCUDDER     GROWTH AND       SCUDDER      DREYFUS ZERO     GROWTH       SOCIALLY
                                             BOND         INCOME      INTERNATIONAL   COUPON 2000    AND INCOME    RESPONSIBLE
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $   397,516   $  161,562     $    23,875     $  255,238    $   (75,776)  $   (89,592)
Net realized gain (loss) on
  investments...........................       68,752    2,126,666       1,520,221        (14,397)       308,152       941,436
Net unrealized appreciation
  (depreciation) of investments during
  the year..............................      (12,330)  (1,586,597)        305,703        102,659      1,474,840     1,113,115
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net increase in net assets from
  operations............................      453,938      701,631       1,849,799        343,500      1,707,216     1,964,959
                                          -----------   -----------    -----------     ----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........      619,509    1,774,148         960,927        351,742        958,892       972,863
Administrative charges..................       (4,417)     (10,484)         (6,651)        (2,835)       (11,937)       (5,327)
Surrenders and forfeitures..............     (633,359)  (1,062,811)       (733,868)      (302,710)    (1,266,515)     (610,880)
Transfers between investment
  portfolios............................    2,537,821    4,646,658       1,838,952      1,221,208      1,288,013     3,271,958
Net repayments (withdrawals) due to
  policy loans..........................          122       (2,492)         (6,428)           290         (4,690)       (6,310)
Withdrawals due to death benefits.......      (52,406)     (56,038)        (35,093)        (9,776)       (67,716)         (713)
                                          -----------   -----------    -----------     ----------    -----------   -----------
Net increase in net assets derived from
  contract transactions.................    2,467,270    5,288,981       2,017,839      1,257,919        896,047     3,621,591
                                          -----------   -----------    -----------     ----------    -----------   -----------
Return of capital to Providentmutual
  Life and Annuity Company of America...                                                                               (25,000)
                                          -----------   -----------    -----------     ----------    -----------   -----------
Total increase in net assets............    2,921,208    5,990,612       3,867,638      1,601,419      2,603,263     5,561,550
NET ASSETS
  Beginning of year.....................    7,946,949   15,812,300      10,657,678      5,849,377     17,037,442     5,448,634
                                          -----------   -----------    -----------     ----------    -----------   -----------
  End of year...........................  $10,868,157   $21,802,912    $14,525,316     $7,450,796    $19,640,705   $11,010,184
                                          ===========   ===========    ===========     ==========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                                                                         NEUBERGER
                                              FEDERATED                                                   & BERMAN
                                              FUND FOR          FEDERATED      NEUBERGER    NEUBERGER     LIMITED     NEUBERGER
                                           U.S. GOVERNMENT       UTILITY        & BERMAN     & BERMAN     MATURITY     & BERMAN
                                            SECURITIES II        FUND II        BALANCED      GROWTH        BOND       PARTNERS
                                             SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............    $   (7,750)       $   (43,203)     $  7,528    $ (14,057)   $  46,626     $ (1,906)
Net realized gain (loss) on
  investments............................        77,792            553,080        91,285      244,205       (1,093)      (1,266)
Net unrealized appreciation
  (depreciation) of investments during
  the year...............................       241,932            465,560       (45,455)    (107,447)     (11,552)      16,829
                                             ----------        -----------      --------    ---------    ----------    --------
Net increase in net assets from
  operations.............................       311,974            975,437        53,358      122,701       33,981       13,657
                                             ----------        -----------      --------    ---------    ----------    --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............       729,037            679,245       111,449      188,889      138,552       38,217
Administrative charges...................        (1,713)            (2,973)         (520)        (896)        (592)        (142)
Surrenders and forfeitures...............      (293,653)          (401,393)      (14,147)     (41,689)     (48,180)
Transfers between investment
  portfolios.............................     4,971,444          3,833,662       (94,768)    (205,365)     357,208      331,920
Net withdrawals due to policy loans......                             (506)       (1,455)      (1,766)      (1,312)
Withdrawals due to death benefits........                          (12,773)                    (2,245)     (27,242)
                                             ----------        -----------      --------    ---------    ----------    --------
Net increase (decrease) in net assets
  derived from contract transactions.....     5,405,115          4,095,262           559      (63,072)     418,434      369,995
                                             ----------        -----------      --------    ---------    ----------    --------
Capital contribution from Providentmutual
  Life and Annuity Company of America....                                                                                25,000
                                             ----------        -----------      --------    ---------    ----------    --------
Total increase in net assets.............     5,717,089          5,070,699        53,917       59,629      452,415      408,652
NET ASSETS
  Beginning of year......................     3,601,347          5,130,507       721,721      935,110      981,512           --
                                             ----------        -----------      --------    ---------    ----------    --------
  End of year............................    $9,318,436        $10,201,206      $775,638    $ 994,739    $1,433,927    $408,652
                                             ==========        ===========      ========    =========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1998

--------------------------------------------------------------------------------

                                                AMERICAN                                 VAN ECK      VAN ECK
                                               CENTURY VP     VAN ECK       VAN ECK     WORLDWIDE    WORLDWIDE    ALGER AMERICAN
                                                CAPITAL      WORLDWIDE     WORLDWIDE     EMERGING       REAL          SMALL
                                              APPRECIATION      BOND      HARD ASSETS    MARKETS       ESTATE     CAPITALIZATION
                                               SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss.........................    $ (2,380)    $  (7,041)    $ (1,391)    $  (4,844)    $   (420)     $  (41,145)
Net realized gain (loss) on investments.....       4,165        35,727      (66,885)     (258,421)     (15,225)        383,403
Net unrealized appreciation (depreciation)
  of investments during the year............     (10,309)      108,764      (18,132)     (126,431)       1,481          77,431
                                                --------     ----------    --------     ----------    --------      ----------
Net increase (decrease) in net assets from
  operations................................      (8,524)      137,450      (86,408)     (389,696)     (14,164)        419,689
                                                --------     ----------    --------     ----------    --------      ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............      18,644       230,038      183,369       312,514       22,350         323,718
Administrative charges......................        (147)         (579)        (146)         (726)         (17)         (2,166)
Surrenders and forfeitures..................        (203)      (49,548)     (15,221)      (30,831)      (8,170)        (62,414)
Transfers between investment portfolios.....      38,690       441,152      180,407       542,570      254,756         868,441
Net withdrawals due to policy loans.........                                               (1,478)                      (4,334)
Withdrawals due to death benefits...........                   (12,220)
                                                --------     ----------    --------     ----------    --------      ----------
Net increase in net assets derived from
  contract transactions.....................      56,984       608,843      348,409       822,049      268,919       1,123,245
                                                --------     ----------    --------     ----------    --------      ----------
Capital contribution from Providentmutual
  Life and Annuity Company of America.......                                 10,000        10,000       25,000
                                                --------     ----------    --------     ----------    --------      ----------
Total increase in net assets................      48,460       746,293      272,001       442,353      279,755       1,542,934
NET ASSETS
  Beginning of year.........................     161,139       923,361      156,819       931,951           --       2,239,590
                                                --------     ----------    --------     ----------    --------      ----------
  End of year...............................    $209,599     $1,669,654    $428,820     $1,374,304    $279,755      $3,782,524
                                                ========     ==========    ========     ==========    ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                           MONEY                                  AGGRESSIVE
                                           GROWTH         MARKET          BOND        MANAGED       GROWTH      INTERNATIONAL
                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........  $   231,616   $   1,070,282   $ 276,466    $   265,497   $   (59,766)   $  (116,372)
Net realized gain (loss) on
  investments..........................    3,430,041                     (15,685)       339,269       469,234      1,387,827
Net unrealized appreciation of
  investments during the year..........    3,128,313                     254,938      1,825,018     1,291,981         88,130
                                         -----------   -------------   ----------   -----------   -----------    -----------
Net increase in net assets from
  operations...........................    6,789,970       1,070,282     515,719      2,429,784     1,701,449      1,359,585
                                         -----------   -------------   ----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........    2,088,885     130,399,881     551,478      1,148,358       850,433      1,255,853
Administrative charges.................      (17,605)         (7,663)     (3,214)        (7,746)       (6,581)       (11,877)
Surrenders and forfeitures.............   (1,365,373)     (3,060,448)   (279,782)      (621,704)     (484,756)    (1,100,295)
Transfers between investment
  portfolios...........................    5,570,307    (124,703,022)  2,062,898      1,923,797     1,707,222        787,778
Net withdrawals due to policy loans....       (5,569)         (2,194)       (406)          (963)       (5,084)        (2,337)
Withdrawals due to death benefits......      (60,690)        (66,875)    (40,881)       (41,895)      (78,959)       (99,780)
                                         -----------   -------------   ----------   -----------   -----------    -----------
Net increase in net assets derived from
  contract transactions................    6,209,955       2,559,679   2,290,093      2,399,847     1,982,275        829,342
                                         -----------   -------------   ----------   -----------   -----------    -----------
Total increase in net assets...........   12,999,925       3,629,961   2,805,812      4,829,631     3,683,724      2,188,927
NET ASSETS
  Beginning of year....................   27,187,220      26,243,173   5,229,293     11,558,384     7,218,147     16,420,391
                                         -----------   -------------   ----------   -----------   -----------    -----------
  End of year..........................  $40,187,145   $  29,873,134   $8,035,105   $16,388,015   $10,901,871    $18,609,318
                                         ===========   =============   ==========   ===========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                           FIDELITY      FIDELITY                                   FIDELITY
                                             HIGH         EQUITY-       FIDELITY      FIDELITY       ASSET        FIDELITY
                                            INCOME        INCOME         GROWTH       OVERSEAS      MANAGER       INDEX 500
                                          SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)............  $   579,334   $   (23,343)  $  (459,452)   $ (10,239)   $   393,553    $  (273,703)
Net realized gain on investments........      290,009     5,128,306     2,640,756       26,647      2,218,250        907,824
Net unrealized appreciation
  (depreciation) of investments during
  the year..............................    1,206,713     9,356,635     8,354,393       (2,729)     1,757,612      9,425,758
                                          -----------   -----------   -----------    ----------   -----------    -----------
Net increase in net assets from
  operations............................    2,076,056    14,461,598    10,535,697       13,679      4,369,415     10,059,879
                                          -----------   -----------   -----------    ----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums...........    1,280,526     4,268,560     4,338,146      158,943      1,519,377      5,358,511
Administrative charges..................       (7,533)      (35,464)      (39,051)        (395)       (13,984)       (20,920)
Surrenders and forfeitures..............     (747,010)   (2,452,358)   (1,961,173)     (10,628)    (1,204,262)    (1,030,109)
Transfers between investment
  portfolios............................    5,414,722    13,589,788     7,419,053    1,610,770      4,483,284     20,918,768
Net repayments (withdrawals) due to
  policy loans..........................      (33,050)      (33,934)      (14,356)                        975        (20,224)
Withdrawals due to death benefits.......      (17,041)     (632,965)     (421,777)        (113)      (123,325)      (147,455)
                                          -----------   -----------   -----------    ----------   -----------    -----------
Net increase in net assets derived from
  contract transactions.................    5,890,614    14,703,627     9,320,842    1,758,577      4,662,065     25,058,571
                                          -----------   -----------   -----------    ----------   -----------    -----------
Total increase in net assets............    7,966,670    29,165,225    19,856,539    1,772,256      9,031,480     35,118,450
NET ASSETS
  Beginning of year.....................   10,477,722    49,735,738    45,020,726      159,089     21,122,323     23,271,511
                                          -----------   -----------   -----------    ----------   -----------    -----------
  End of year...........................  $18,444,392   $78,900,963   $64,877,265    $1,931,345   $30,153,803    $58,389,961
                                          ===========   ===========   ===========    ==========   ===========    ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                                        FIDELITY
                                                                       INVESTMENT
                                                          FIDELITY       GRADE          OCC           OCC           OCC
                                                         CONTRAFUND       BOND        EQUITY       SMALL CAP      MANAGED
                                                         SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)...........................  $  (226,894)  $   7,540    $  (106,315)  $  (132,776)  $  (243,966)
Net realized gain on investments.......................      655,572       1,806        796,084       683,587     3,034,796
Net unrealized appreciation of investments during the
  year.................................................    5,005,461      36,765      2,671,007     2,035,846     5,980,771
                                                         -----------   ----------   -----------   -----------   -----------
Net increase in net assets from operations.............    5,434,139      46,111      3,360,776     2,586,657     8,771,601
                                                         -----------   ----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums..........................    2,843,886      54,796      1,602,917     1,130,432     3,738,480
Administrative charges.................................      (16,030)       (195)        (8,166)       (9,057)      (26,367)
Surrenders and forfeitures.............................   (1,027,236)     (3,478)      (774,950)     (504,489)   (1,990,422)
Transfers between investment portfolios................   12,918,442     783,432      5,613,117     4,233,814     8,848,392
Net withdrawals due to policy loans....................      (13,879)                      (688)      (11,287)      (31,626)
Withdrawals due to death benefits......................                                (130,515)      (46,072)     (313,679)
                                                         -----------   ----------   -----------   -----------   -----------
Net increase in net assets derived from contract
  transactions.........................................   14,705,183     834,555      6,301,715     4,793,341    10,224,778
                                                         -----------   ----------   -----------   -----------   -----------
Total increase in net assets...........................   20,139,322     880,666      9,662,491     7,379,998    18,996,379
NET ASSETS
  Beginning of year....................................   17,135,935     170,704     10,821,995    10,778,200    38,321,624
                                                         -----------   ----------   -----------   -----------   -----------
  End of year..........................................  $37,275,257   $1,051,370   $20,484,486   $18,158,198   $57,318,003
                                                         ===========   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                       SCUDDER                       DREYFUS       DREYFUS       DREYFUS
                                         SCUDDER       GROWTH         SCUDDER         ZERO         GROWTH       SOCIALLY
                                           BOND      AND INCOME    INTERNATIONAL   COUPON 2000   AND INCOME    RESPONSIBLE
                                        SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..........  $ 298,360    $   78,639     $   (17,618)   $  212,746    $   (2,395)   $  (29,930)
Net realized gain on investments......     31,252       365,297         145,634        73,994     1,516,556       227,055
Net unrealized appreciation
  (depreciation) of investments during
  the year............................    150,547     1,696,758         313,641       (15,866)      543,377       567,606
                                        ----------   -----------    -----------    ----------    -----------   ----------
Net increase in net assets from
  operations..........................    480,159     2,140,694         441,657       270,874     2,057,538       764,731
                                        ----------   -----------    -----------    ----------    -----------   ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.........    291,718     1,186,505       1,046,437       509,829     1,412,748       505,234
Administrative charges................     (3,726)       (4,669)         (4,407)       (2,535)      (11,090)       (2,482)
Surrenders and forfeitures............   (191,865)     (301,213)       (175,614)     (703,664)     (574,271)     (134,940)
Transfers between investment
  portfolios..........................  1,707,689     8,319,936       3,778,824       805,262     1,705,003     2,541,677
Net withdrawals due to policy loans...     (4,218)       (8,156)         (7,520)       (2,358)      (14,113)       (4,931)
Withdrawals due to death benefits.....    (22,128)      (65,835)        (10,135)       (5,854)      (76,105)       (1,793)
                                        ----------   -----------    -----------    ----------    -----------   ----------
Net increase in net assets derived
  from contract transactions..........  1,777,470     9,126,568       4,627,585       600,680     2,442,172     2,902,765
                                        ----------   -----------    -----------    ----------    -----------   ----------
Total increase in net assets..........  2,257,629    11,267,262       5,069,242       871,554     4,499,710     3,667,496
NET ASSETS
  Beginning of year...................  5,689,320     4,545,038       5,588,436     4,977,823    12,537,732     1,781,138
                                        ----------   -----------    -----------    ----------    -----------   ----------
  End of year.........................  $7,946,949   $15,812,300    $10,657,678    $5,849,377    $17,037,442   $5,448,634
                                        ==========   ===========    ===========    ==========    ===========   ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                FEDERATED
                                                FUND FOR                         NEUBERGER    NEUBERGER     NEUBERGER &
                                             U.S. GOVERNMENT      FEDERATED       & BERMAN     & BERMAN    BERMAN LIMITED
                                              SECURITIES II    UTILITY FUND II    BALANCED      GROWTH     MATURITY BOND
                                               SUBACCOUNT        SUBACCOUNT      SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).............      $   51,799        $   27,148       $ (2,356)    $ (7,191)      $  7,707
Net realized gain (loss) on
  investments............................          (1,435)          108,561          7,618       34,742            520
Net unrealized appreciation of
  investments during the year............         132,431           751,192         35,334       75,929         21,333
                                               ----------        ----------       --------     --------       --------
Net increase in net assets from
  operations.............................         182,795           886,901         40,596      103,480         29,560
                                               ----------        ----------       --------     --------       --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums............         208,631           521,063         22,838       80,259         68,951
Administrative charges...................          (1,031)           (1,719)           (65)        (252)           (98)
Surrenders and forfeitures...............         (62,558)          (89,033)       (10,471)      (1,022)        (1,686)
Transfers between investment
  portfolios.............................       1,295,645         1,039,150        600,636      619,422        783,333
Net withdrawals due to policy loans......                              (324)
Withdrawals due to death benefits........          (4,837)           (5,282)
                                               ----------        ----------       --------     --------       --------
Net increase in net assets derived from
  contract transactions..................       1,435,850         1,463,855        612,938      698,407        850,500
                                               ----------        ----------       --------     --------       --------
Total increase in net assets.............       1,618,645         2,350,756        653,534      801,887        880,060
NET ASSETS
  Beginning of year......................       1,982,702         2,779,751         68,187      133,223        101,452
                                               ----------        ----------       --------     --------       --------
  End of year............................      $3,601,347        $5,130,507       $721,721     $935,110       $981,512
                                               ==========        ==========       ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 1997

--------------------------------------------------------------------------------

                                                        AMERICAN                   VAN ECK      VAN ECK         ALGER
                                                       CENTURY VP     VAN ECK     WORLDWIDE    WORLDWIDE       AMERICAN
                                                        CAPITAL      WORLDWIDE       HARD       EMERGING        SMALL
                                                      APPRECIATION      BOND        ASSETS      MARKETS     CAPITALIZATION
                                                       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment gain (loss)..........................    $ (1,534)     $ (2,124)    $    200    $  (6,889)     $  (18,151)
Net realized gain (loss) on investments.............        (471)          150          662       11,001          46,098
Net unrealized appreciation (depreciation) of
  investments during the year.......................      (4,139)       24,146       (9,908)    (250,868)        121,237
                                                        --------      --------     --------    ----------     ----------
Net increase (decrease) in net assets from
  operations........................................      (6,144)       22,172       (9,046)    (246,756)        149,184
                                                        --------      --------     --------    ----------     ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.......................      17,286        80,140        7,900      143,354         180,116
Administrative charges..............................         (92)          (96)         (42)        (148)           (595)
Surrenders and forfeitures..........................        (345)       (3,711)                   (4,908)         (5,167)
Transfers between investment portfolios.............      67,816       707,353      115,282      943,837       1,434,196
                                                        --------      --------     --------    ----------     ----------
Net increase in net assets derived from contract
  transactions......................................      84,665       783,686      123,140    1,082,135       1,608,550
                                                        --------      --------     --------    ----------     ----------
Total increase in net assets........................      78,521       805,858      114,094      835,379       1,757,734
NET ASSETS
  Beginning of year.................................      82,618       117,503       42,725       96,572         481,856
                                                        --------      --------     --------    ----------     ----------
  End of year.......................................    $161,139      $923,361     $156,819    $ 931,951      $2,239,590
                                                        ========      ========     ========    ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements

--------------------------------------------------------------------------------
1. ORGANIZATION

     The Providentmutual Variable Annuity Separate Account (Separate Account) was established by Providentmutual Life and Annuity Company of America (Providentmutual) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. In December 1992, Providentmutual redomesticated to the State of Delaware. Providentmutual is a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.

     Providentmutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of thirty-nine Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth and All Pro Small Cap Value Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income, Fidelity Growth and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500, Fidelity Contrafund and Fidelity Investment Grade Bond Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the OCC Equity (formerly Quest for Value Equity), OCC Small Cap (formerly Quest for Value Small Cap) and OCC Managed (formerly Quest for Value Managed) Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Zero Coupon 2000 and Dreyfus Growth and Income Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II (formerly Federated U.S. Government Bond Fund) and Federated Utility Fund II (formerly Federated Utility Fund) Subaccounts invest in the corresponding portfolios of the Federated Insurance Series (formerly Insurance Management Series); the Neuberger & Berman Balanced, Neuberger & Berman Growth, Neuberger & Berman Limited Maturity Bond and Neuberger & Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger & Berman Advisers Management Trust; the American Century VP Capital Appreciation (formerly TCI Growth) Subaccount invests in the corresponding portfolio of the American Century Variable Portfolios, Inc. (formerly TCI Portfolios, Inc.); the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets (formerly Van Eck Worldwide Gold and Natural Resources), Van Eck Worldwide Emerging Markets (formerly Van Eck Emerging Markets) and the Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; and the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.

     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractholder instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of Providentmutual.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Providentmutual's General Account.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

  Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

  Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

  Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of Providentmutual. Under the provisions of the Contracts, Providentmutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

  Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 1998, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                            SHARES       COST      MARKET VALUE
-----------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio......................................   2,542,983  $40,978,152   $47,858,933
  Money Market Portfolio................................  40,359,766  $40,359,766   $40,359,766
  Bond Portfolio........................................   1,355,004  $14,701,793   $15,203,142
  Managed Portfolio.....................................   1,098,974  $16,118,757   $19,429,859
  Aggressive Growth Portfolio...........................     569,831  $10,641,731   $12,484,988
  International Portfolio...............................   1,422,239  $17,938,428   $19,698,014
  All Pro Large Cap Growth Portfolio....................     195,134   $1,951,209    $2,296,724
  All Pro Large Cap Value Portfolio.....................     210,525   $1,926,722    $2,084,201
  All Pro Small Cap Growth Portfolio....................     170,247   $1,477,331    $1,668,424
  All Pro Small Cap Value Portfolio.....................     159,355   $1,279,594    $1,314,681
Variable Insurance Products Fund:
  High Income Portfolio.................................   1,902,978  $23,263,899   $21,941,333
  Equity-Income Portfolio...............................   3,776,355  $77,591,968   $95,994,948
  Growth Portfolio......................................   2,268,137  $72,271,611  $101,771,312
  Overseas Portfolio....................................     172,534   $3,386,592    $3,459,303
Variable Insurance Products Fund II:
  Asset Manager Portfolio...............................   2,293,724  $36,155,092   $41,654,028
  Index 500 Portfolio...................................     706,050  $73,340,751   $99,729,620
  Contrafund Portfolio..................................   2,427,618  $43,282,153   $59,330,973
  Investment Grade Bond Portfolio.......................     195,223   $2,419,482    $2,530,093
OCC Accumulation Trust:
  Equity Portfolio......................................     607,084  $20,010,763   $23,494,162
  Small Cap Portfolio...................................     717,730  $15,917,805   $16,579,552
  Managed Portfolio.....................................   1,371,743  $47,260,563   $60,000,044
Scudder Variable Life Investment Fund:
  Bond Portfolio........................................   1,579,674  $10,698,468   $10,868,157
  Growth and Income Portfolio...........................   1,943,219  $21,243,672   $21,802,912
  International Portfolio...............................     997,618  $13,523,770   $14,525,316

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                             SHARES      COST      MARKET VALUE
-----------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund:
  Zero Coupon 2000 Portfolio...............................  596,064   $7,352,507   $7,450,796
  Growth and Income Portfolio..............................  867,906  $18,030,213  $19,640,705
Dreyfus Socially Responsible Growth Fund, Inc.:
  Socially Responsible Portfolio...........................  354,253   $9,263,673  $11,010,184
Federated Insurance Series:
  Fund for U.S. Government Securities II Portfolio.........  835,734   $8,937,438   $9,318,436
  Utility Fund II Portfolio................................  668,055   $8,793,615  $10,201,206
Neuberger & Berman Advisers Management Trust:
  Balanced Portfolio.......................................   47,469     $784,421     $775,638
  Growth Portfolio.........................................   37,837   $1,019,045     $994,739
  Limited Maturity Bond Portfolio..........................  103,757   $1,423,683   $1,433,927
  Partners Portfolio.......................................   21,588     $391,823     $408,652
American Century Variable Portfolios, Inc.:
  American Century VP Capital Appreciation Portfolio.......   23,237     $226,004     $209,599
Van Eck Worldwide Insurance Trust:
  Van Eck Worldwide Bond Portfolio.........................  135,965   $1,535,559   $1,669,654
  Van Eck Worldwide Hard Assets Portfolio..................   46,611     $455,294     $428,820
  Van Eck Worldwide Emerging Markets Portfolio.............  193,020   $1,748,577   $1,374,304
  Van Eck Worldwide Real Estate Portfolio..................   29,324     $278,274     $279,755
Alger American Fund:
  Alger American Small Capitalization Portfolio............   86,025   $3,578,203   $3,782,524

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

     During the years ended December 31, 1998, 1997 and 1996, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                       MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                     GROWTH PORTFOLIO                        MONEY MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                             1998          1997          1996          1998           1997           1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased........................      346,424       388,406      353,660     70,268,727     49,458,951     48,257,103
Shares received from reinvestment of:
  Dividends.............................       39,380        39,547       38,004      1,900,929      1,340,251      1,086,441
  Capital gain distributions............      324,556       197,982       56,193
                                          -----------   -----------   ----------   ------------   ------------   ------------
Total shares acquired...................      710,360       625,935      447,857     72,169,656     50,799,202     49,343,544
Total shares redeemed...................     (232,492)      (62,876)     (65,428)   (61,368,156)   (47,463,144)   (38,849,836)
                                          -----------   -----------   ----------   ------------   ------------   ------------
Net increase in shares owned............      477,868       563,059      382,429     10,801,500      3,336,058     10,493,708
Shares owned, beginning of year.........    2,065,115     1,502,056    1,119,627     29,558,266     26,222,208     15,728,500
                                          -----------   -----------   ----------   ------------   ------------   ------------
Shares owned, end of year...............    2,542,983     2,065,115    1,502,056     40,359,766     29,558,266     26,222,208
                                          ===========   ===========   ==========   ============   ============   ============
Cost of shares acquired.................  $12,151,370   $10,722,252   $7,269,012   $ 72,169,656   $ 50,799,202   $ 49,343,544
                                          ===========   ===========   ==========   ============   ============   ============
Cost of shares redeemed.................  $ 3,234,814   $   850,640   $  883,404   $ 61,368,156   $ 47,463,144   $ 38,849,836
                                          ===========   ===========   ==========   ============   ============   ============

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                             BOND PORTFOLIO                       MANAGED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     705,303      299,562      176,063      185,440      239,027      217,165
Shares received from reinvestment of:
  Dividends.....................................      51,084       26,180       23,197       33,989       29,247       25,583
  Capital gain distributions....................         113                                 49,259        6,347       26,337
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     756,500      325,742      199,260      268,688      274,621      269,085
Total shares redeemed...........................    (133,291)     (84,040)     (41,198)    (130,324)    (101,367)     (94,568)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     623,209      241,702      158,062      138,364      173,254      174,517
Shares owned, beginning of year.................     731,795      490,093      332,031      960,610      787,356      612,839
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................   1,355,004      731,795      490,093    1,098,974      960,610      787,356
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $8,359,990   $3,458,106   $2,101,906   $4,468,360   $4,306,753   $3,730,420
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $1,351,371   $  907,232   $  460,127   $1,596,263   $1,302,140   $1,258,679
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                           MARKET STREET FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                      AGGRESSIVE GROWTH PORTFOLIO              INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     114,384      176,404      143,742      149,636      229,002      338,046
Shares received from reinvestment of:
  Dividends.....................................       4,364        3,772        2,905       10,431       11,165       11,412
  Capital gain distributions....................      41,664          748       29,259      101,929       87,406       46,267
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     160,412      180,924      175,906      261,996      327,573      395,725
Total shares redeemed...........................     (81,878)     (79,376)     (23,509)    (207,084)    (184,734)     (80,224)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................      78,534      101,548      152,397       54,912      142,839      315,501
Shares owned, beginning of year.................     491,297      389,749      237,352    1,367,327    1,224,488      908,987
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     569,831      491,297      389,749    1,422,239    1,367,327    1,224,488
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $3,283,291   $3,564,490   $2,907,441   $3,473,346   $4,278,967   $4,989,324
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $1,306,200   $1,172,747   $  355,445   $2,480,687   $2,178,170   $  953,471
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          MARKET STREET FUND, INC.
---------------------------------------------------------------------------------------------------------------
                                                               ALL PRO      ALL PRO      ALL PRO      ALL PRO
                                                                LARGE        LARGE        SMALL        SMALL
                                                                 CAP          CAP          CAP          CAP
                                                                GROWTH       VALUE        GROWTH       VALUE
                                                              PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------
                                                                 1998         1998         1998         1998
---------------------------------------------------------------------------------------------------------------
Shares purchased............................................     213,913      249,960      192,921      176,132
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................
                                                              ----------   ----------   ----------   ----------
Total shares acquired.......................................     213,913      249,960      192,921      176,132
Total shares redeemed.......................................     (18,779)     (39,435)     (22,674)     (16,777)
                                                              ----------   ----------   ----------   ----------
Net increase in shares owned................................     195,134      210,525      170,247      159,355
Shares owned, beginning of year.............................
                                                              ----------   ----------   ----------   ----------
Shares owned, end of year...................................     195,134      210,525      170,247      159,355
                                                              ==========   ==========   ==========   ==========
Cost of shares acquired.....................................  $2,139,394   $2,312,547   $1,703,306   $1,436,512
                                                              ==========   ==========   ==========   ==========
Cost of shares redeemed.....................................  $  188,185   $  385,825   $  225,975   $  156,918
                                                              ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                      HIGH INCOME PORTFOLIO                   EQUITY-INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                  1998         1997         1996         1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased.............................     619,153      556,624      497,171       644,882       738,222       948,858
Shares received from reinvestment of:
  Dividends..................................     106,389       65,635       31,527        48,036        43,550         2,439
  Capital gain distributions.................      67,602        8,112        6,168       170,951       218,961        69,930
                                               ----------   ----------   ----------   -----------   -----------   -----------
Total shares acquired........................     793,144      630,371      534,866       863,869     1,000,733     1,021,227
Total shares redeemed........................    (248,369)    (109,047)     (53,745)     (337,142)     (116,095)      (72,484)
                                               ----------   ----------   ----------   -----------   -----------   -----------
Net increase in shares owned.................     544,775      521,324      481,121       526,727       884,638       948,743
Shares owned, beginning of year..............   1,358,203      836,879      355,758     3,249,628     2,364,990     1,416,247
                                               ----------   ----------   ----------   -----------   -----------   -----------
Shares owned, end of year....................   1,902,978    1,358,203      836,879     3,776,355     3,249,628     2,364,990
                                               ==========   ==========   ==========   ===========   ===========   ===========
Cost of shares acquired......................  $9,653,161   $7,933,056   $6,332,243   $20,896,968   $21,544,493   $19,840,748
                                               ==========   ==========   ==========   ===========   ===========   ===========
Cost of shares redeemed......................  $2,838,887   $1,173,099   $  581,561   $ 5,134,531   $ 1,735,903   $ 1,117,224
                                               ==========   ==========   ==========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                            GROWTH PORTFOLIO                       OVERSEAS PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1998          1997          1996          1998         1997        1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................      469,280       353,805       625,760       97,693       97,803      9,008
Shares received from reinvestment of:
  Dividends....................................        9,986         9,845         2,459        2,178          229
  Capital gain distributions...................      261,224        44,069        62,080        6,419          908
                                                 -----------   -----------   -----------   ----------   ----------   --------
Total shares acquired..........................      740,490       407,719       690,299      106,290       98,940      9,008
Total shares redeemed..........................     (221,066)     (104,758)      (27,427)     (34,347)      (6,793)      (564)
                                                 -----------   -----------   -----------   ----------   ----------   --------
Net increase in shares owned...................      519,424       302,961       662,872       71,943       92,147      8,444
Shares owned, beginning of year................    1,748,713     1,445,752       782,880      100,591        8,444
                                                 -----------   -----------   -----------   ----------   ----------   --------
Shares owned, end of year......................    2,268,137     1,748,713     1,445,752      172,534      100,591      8,444
                                                 ===========   ===========   ===========   ==========   ==========   ========
Cost of shares acquired........................  $26,910,064   $13,852,376   $20,153,196   $2,078,757   $1,896,772   $162,451
                                                 ===========   ===========   ===========   ==========   ==========   ========
Cost of shares redeemed........................  $ 4,554,887   $ 2,350,230   $   641,881   $  619,562   $  121,787   $ 10,039
                                                 ===========   ===========   ===========   ==========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    VARIABLE INSURANCE PRODUCTS FUND II
-----------------------------------------------------------------------------------------------------------------------------
                                                     ASSET MANAGER PORTFOLIO                    INDEX 500 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                 1998          1997         1996         1998          1997          1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................      548,871      387,965      278,005       240,834       245,745       166,250
Shares received from reinvestment of:
  Dividends.................................       60,098       48,526       39,874         6,162         3,170         1,306
  Capital gain distributions................      180,294      121,726       32,878        14,271         6,432         3,358
                                              -----------   ----------   ----------   -----------   -----------   -----------
Total shares acquired.......................      789,263      558,217      350,757       261,267       255,347       170,914
Total shares redeemed.......................     (169,820)    (131,563)    (146,266)      (65,663)       (5,997)       (5,528)
                                              -----------   ----------   ----------   -----------   -----------   -----------
Net increase in shares owned................      619,443      426,654      204,491       195,604       249,350       165,386
Shares owned, beginning of year.............    1,674,281    1,247,627    1,043,136       510,446       261,096        95,710
                                              -----------   ----------   ----------   -----------   -----------   -----------
Shares owned, end of year...................    2,293,724    1,674,281    1,247,627       706,050       510,446       261,096
                                              ===========   ==========   ==========   ===========   ===========   ===========
Cost of shares acquired.....................  $13,130,066   $9,113,810   $5,494,521   $32,318,011   $26,020,287   $13,621,230
                                              ===========   ==========   ==========   ===========   ===========   ===========
Cost of shares redeemed.....................  $ 2,379,351   $1,839,942   $2,124,398   $ 4,219,384   $   327,595   $   311,911
                                              ===========   ==========   ==========   ===========   ===========   ===========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     VARIABLE INSURANCE PRODUCTS FUND II
----------------------------------------------------------------------------------------------------------------------------
                                                                CONTRAFUND                          INVESTMENT GRADE
                                                                 PORTFOLIO                           BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                     1998          1997          1996          1998        1997       1996
----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................      677,429       846,924       724,270      132,732     71,947     14,613
Shares received from reinvestment of:
  Dividends.....................................       13,711         9,341                      4,363      1,225
  Capital gain distributions....................      100,874        24,687         3,706          518
                                                  -----------   -----------   -----------   ----------   --------   --------
Total shares acquired...........................      792,014       880,952       727,976      137,613     73,172     14,613
Total shares redeemed...........................     (233,767)      (46,360)      (22,255)     (26,098)    (3,410)      (667)
                                                  -----------   -----------   -----------   ----------   --------   --------
Net increase in shares owned....................      558,247       834,592       705,721      111,515     69,762     13,946
Shares owned, beginning of year.................    1,869,371     1,034,779       329,058       83,708     13,946
                                                  -----------   -----------   -----------   ----------   --------   --------
Shares owned, end of year.......................    2,427,618     1,869,371     1,034,779      195,223     83,708     13,946
                                                  ===========   ===========   ===========   ==========   ========   ========
Cost of shares acquired.........................  $16,415,814   $15,732,802   $10,770,383   $1,720,207   $883,549   $173,988
                                                  ===========   ===========   ===========   ==========   ========   ========
Cost of shares redeemed.........................  $ 3,186,970   $   598,941   $   266,200   $  310,931   $ 39,648   $  7,683
                                                  ===========   ===========   ===========   ==========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                            OCC ACCUMULATION TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                            EQUITY PORTFOLIO                     SMALL CAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     185,832      214,672      162,103      125,732      220,838      162,087
Shares received from reinvestment of:
  Dividends.....................................       5,869        3,476        2,142        2,202        3,052        4,346
  Capital gain distributions....................      25,328       12,375        4,293       24,038       21,523       11,176
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     217,029      230,523      168,538      151,972      245,413      177,609
Total shares redeemed...........................    (170,856)     (29,505)     (14,069)    (122,835)     (33,520)     (30,188)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................      46,173      201,018      154,469       29,137      211,893      147,421
Shares owned, beginning of year.................     560,911      359,893      205,424      688,593      476,700      329,279
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     607,084      560,911      359,893      717,730      688,593      476,700
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $8,123,629   $7,519,820   $4,592,764   $3,833,541   $5,908,364   $3,646,820
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $3,697,900   $  528,336   $  250,929   $2,067,904   $  564,212   $  529,972
                                                  ==========   ==========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                      OCC ACCUMULATION TRUST
----------------------------------------------------------------------------------------------------
                                                                        MANAGED PORTFOLIO
----------------------------------------------------------------------------------------------------
                                                                 1998         1997          1996
----------------------------------------------------------------------------------------------------
Shares purchased............................................     167,464       333,304       413,755
Shares received from reinvestment of:
  Dividends.................................................      10,214        12,218         9,660
  Capital gain distributions................................      40,795        37,524         6,160
                                                              ----------   -----------   -----------
Total shares acquired.......................................     218,473       383,046       429,575
Total shares redeemed.......................................    (199,208)      (88,884)      (29,711)
                                                              ----------   -----------   -----------
Net increase in shares owned................................      19,265       294,162       399,864
Shares owned, beginning of year.............................   1,352,478     1,058,316       658,452
                                                              ----------   -----------   -----------
Shares owned, end of year...................................   1,371,743     1,352,478     1,058,316
                                                              ==========   ===========   ===========
Cost of shares acquired.....................................  $9,544,488   $14,890,450   $13,972,601
                                                              ==========   ===========   ===========
Cost of shares redeemed.....................................  $4,217,378   $ 1,874,842   $   630,417
                                                              ==========   ===========   ===========

--------------------------------------------------------------------------------
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of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                    SCUDDER VARIABLE LIFE INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                            BOND PORTFOLIO                   GROWTH AND INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1998         1997         1996         1998          1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     540,773      385,038      367,411       793,097      901,830      420,073
Shares received from reinvestment of:
  Dividends....................................      77,487       58,342       58,022        40,016       20,474        6,977
  Capital gain distributions...................       4,482        2,585                    108,036       22,214        1,768
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Total shares acquired..........................     622,742      445,965      425,433       941,149      944,518      428,818
Total shares redeemed..........................    (199,829)    (134,571)     (86,886)     (375,308)     (52,203)     (19,789)
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Net increase in shares owned...................     422,913      311,394      338,547       565,841      892,315      409,029
Shares owned, beginning of year................   1,156,761      845,367      506,820     1,377,378      485,063       76,034
                                                 ----------   ----------   ----------   -----------   ----------   ----------
Shares owned, end of year......................   1,579,674    1,156,761      845,367     1,943,219    1,377,378      485,063
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares acquired........................  $4,262,079   $2,995,282   $2,843,858   $10,744,256   $9,963,127   $3,671,539
                                                 ==========   ==========   ==========   ===========   ==========   ==========
Cost of shares redeemed........................  $1,328,541   $  888,200   $  589,564   $ 3,167,047   $  392,623   $  139,882
                                                 ==========   ==========   ==========   ===========   ==========   ==========

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of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                            SCUDDER VARIABLE                       DREYFUS VARIABLE
                                                          LIFE INVESTMENT FUND                     INVESTMENT FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                        INTERNATIONAL PORTFOLIO               ZERO COUPON 2000 PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     243,337      362,848      367,511      160,739      178,897      228,907
Shares received from reinvestment of:
  Dividends.....................................      15,137        7,622        2,055       27,581       21,457       18,860
  Capital gain distributions....................      99,556        3,992                                               1,345
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     358,030      374,462      369,566      188,320      200,354      249,112
Total shares redeemed...........................    (115,740)     (40,903)      (2,168)     (67,815)    (129,825)     (66,959)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     242,290      333,559      367,398      120,505       70,529      182,153
Shares owned, beginning of year.................     755,328      421,769       54,371      475,559      405,030      222,877
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     997,618      755,328      421,769      596,064      475,559      405,030
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $4,962,915   $5,230,236   $4,599,283   $2,357,097   $2,451,313   $3,073,171
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $1,400,980   $  474,635   $   24,108   $  858,337   $1,563,893   $  791,662
                                                  ==========   ==========   ==========   ==========   ==========   ==========

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of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                           DREYFUS VARIABLE                  DREYFUS SOCIALLY RESPONSIBLE
                                                            INVESTMENT FUND                       GROWTH FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
                                                      GROWTH AND INCOME PORTFOLIO           SOCIALLY RESPONSIBLE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                    1998         1997         1996          1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased...............................     164,633      277,054       477,085      189,664      135,060       81,633
Shares received from reinvestment of:
  Dividends....................................       8,039       10,424         6,707          551          788          186
  Capital gain distributions...................      14,052       59,160        65,140       12,862        6,135        3,323
                                                 ----------   ----------   -----------   ----------   ----------   ----------
Total shares acquired..........................     186,724      346,638       548,932      203,077      141,983       85,142
Total shares redeemed..........................    (138,714)    (168,058)      (34,778)     (67,031)     (12,434)      (5,663)
                                                 ----------   ----------   -----------   ----------   ----------   ----------
Net increase in shares owned...................      48,010      178,580       514,154      136,046      129,549       79,479
Shares owned, beginning of year................     819,896      641,316       127,162      218,207       88,658        9,179
                                                 ----------   ----------   -----------   ----------   ----------   ----------
Shares owned, end of year......................     867,906      819,896       641,316      354,253      218,207       88,658
                                                 ==========   ==========   ===========   ==========   ==========   ==========
Cost of shares acquired........................  $3,998,110   $7,078,888   $11,274,699   $5,748,444   $3,325,662   $1,653,499
                                                 ==========   ==========   ===========   ==========   ==========   ==========
Cost of shares redeemed........................  $2,869,687   $3,122,555   $   583,074   $1,300,009   $  225,772   $   92,804
                                                 ==========   ==========   ===========   ==========   ==========   ==========

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of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------------
                                                        FUND FOR U.S. GOVERNMENT
                                                        SECURITIES II PORTFOLIO               UTILITY FUND II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                     1998         1997         1996         1998         1997         1996
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased................................     569,802      187,156      155,414      352,245      140,162      189,045
Shares received from reinvestment of:
  Dividends.....................................       6,466        8,648        7,430        3,744        6,422        5,693
  Capital gain distributions....................         286                       332       22,863        5,679          525
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Total shares acquired...........................     576,554      195,804      163,176      378,852      152,263      195,263
Total shares redeemed...........................     (82,504)     (50,622)     (14,996)     (69,825)     (28,608)     (18,587)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Net increase in shares owned....................     494,050      145,182      148,180      309,027      123,655      176,676
Shares owned, beginning of year.................     341,684      196,502       48,322      359,028      235,373       58,697
                                                  ----------   ----------   ----------   ----------   ----------   ----------
Shares owned, end of year.......................     835,734      341,684      196,502      668,055      359,028      235,373
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares acquired.........................  $6,298,311   $2,003,403   $1,637,184   $5,378,724   $1,905,479   $2,157,050
                                                  ==========   ==========   ==========   ==========   ==========   ==========
Cost of shares redeemed.........................  $  823,154   $  517,189   $  150,038   $  773,585   $  305,915   $  187,545
                                                  ==========   ==========   ==========   ==========   ==========   ==========

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of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                             NEUBERGER & BERMAN ADVISERS
                                                                                   MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------------------------
                                                                 BALANCED PORTFOLIO                GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                              1998       1997      1996       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------
Shares purchased..........................................    20,340     37,500     4,283     15,238     26,907      5,195
Shares received from reinvestment of:
  Dividends...............................................     1,208        114
  Capital gain distributions..............................     8,487        294               11,970        871
                                                            --------   --------   -------   --------   --------   --------
Total shares acquired.....................................    30,035     37,908     4,283     27,208     27,778      5,195
Total shares redeemed.....................................   (23,112)    (1,645)             (19,990)    (2,327)       (27)
                                                            --------   --------   -------   --------   --------   --------
Net increase in shares owned..............................     6,923     36,263     4,283      7,218     25,451      5,168
Shares owned, beginning of year...........................    40,546      4,283               30,619      5,168
                                                            --------   --------   -------   --------   --------   --------
Shares owned, end of year.................................    47,469     40,546     4,283     37,837     30,619      5,168
                                                            ========   ========   =======   ========   ========   ========
Cost of shares acquired...................................  $475,889   $643,054   $66,858   $696,912   $781,196   $126,671
                                                            ========   ========   =======   ========   ========   ========
Cost of shares redeemed...................................  $376,517   $ 24,854   $     9   $529,836   $ 55,238   $    660
                                                            ========   ========   =======   ========   ========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     NEUBERGER & BERMAN ADVISERS
                                                                           MANAGEMENT TRUST
--------------------------------------------------------------------------------------------------------
                                                                     LIMITED MATURITY          PARTNERS
                                                                      BOND PORTFOLIO           PORTFOLIO
--------------------------------------------------------------------------------------------------------
                                                                1998       1997       1996       1998
--------------------------------------------------------------------------------------------------------
Shares purchased............................................    60,226     62,507     11,388     22,371
Shares received from reinvestment of:
  Dividends.................................................     4,767      1,137
  Capital gain distributions................................
                                                              --------   --------   --------   --------
Total shares acquired.......................................    64,993     63,644     11,388     22,371
Total shares redeemed.......................................   (30,748)    (1,353)    (4,167)      (783)
                                                              --------   --------   --------   --------
Net increase in shares owned................................    34,245     62,291      7,221     21,588
Shares owned, beginning of year.............................    69,512      7,221
                                                              --------   --------   --------   --------
Shares owned, end of year...................................   103,757     69,512      7,221     21,588
                                                              ========   ========   ========   ========
Cost of shares acquired.....................................  $888,322   $877,259   $157,410   $407,672
                                                              ========   ========   ========   ========
Cost of shares redeemed.....................................  $424,355   $ 18,532   $ 56,421   $ 15,849
                                                              ========   ========   ========   ========

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The Providentmutual Variable Annuity Separate Account
of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                   AMERICAN CENTURY               VAN ECK WORLDWIDE
                                                              VARIABLE PORTFOLIOS, INC.            INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------
                                                                 AMERICAN CENTURY VP
                                                                 CAPITAL APPRECIATION             VAN ECK WORLDWIDE
                                                                      PORTFOLIO                     BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                              1998       1997      1996       1998       1997       1996
--------------------------------------------------------------------------------------------------------------------------
Shares purchased...........................................    8,123     11,508     8,077     80,971     75,793     15,517
Shares received from reinvestment of:
  Dividends................................................                                      786        468
  Capital gain distributions...............................      961        266
                                                             -------   --------   -------   --------   --------   --------
Total shares acquired......................................    9,084     11,774     8,077     81,757     76,261     15,517
Total shares redeemed......................................   (2,494)    (3,195)       (9)   (29,810)    (2,829)    (4,931)
                                                             -------   --------   -------   --------   --------   --------
Net increase in shares owned...............................    6,590      8,579     8,068     51,947     73,432     10,586
Shares owned, beginning of year............................   16,647      8,068               84,018     10,586
                                                             -------   --------   -------   --------   --------   --------
Shares owned, end of year..................................   23,237     16,647     8,068    135,965     84,018     10,586
                                                             =======   ========   =======   ========   ========   ========
Cost of shares acquired....................................  $85,444   $116,229   $84,678   $955,676   $812,049   $168,730
                                                             =======   ========   =======   ========   ========   ========
Cost of shares redeemed....................................  $26,675   $ 33,569   $   103   $318,147   $ 30,337   $ 52,412
                                                             =======   ========   =======   ========   ========   ========

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of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     VAN ECK WORLDWIDE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    VAN ECK
                                                                                                                   WORLDWIDE
                                                    VAN ECK WORLDWIDE                 VAN ECK WORLDWIDE           REAL ESTATE
                                                  HARD ASSETS PORTFOLIO          EMERGING MARKETS PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
                                                1998       1997      1996        1998         1997       1996        1998
-----------------------------------------------------------------------------------------------------------------------------
Shares purchased............................    51,095      7,648     2,662      147,436       87,201     7,735      39,722
Shares received from reinvestment of:
  Dividends.................................        71         73                    854           38
  Capital gain distributions................     1,740         54                    759
                                              --------   --------   -------   ----------   ----------   -------    --------
Total shares acquired.......................    52,906      7,775     2,662      149,049       87,239     7,735      39,722
Total shares redeemed.......................   (16,271)      (354)     (107)     (40,752)     (10,248)       (3)    (10,398)
                                              --------   --------   -------   ----------   ----------   -------    --------
Net increase in shares owned................    36,635      7,421     2,555      108,297       76,991     7,732      29,324
Shares owned, beginning of year.............     9,976      2,555                 84,723        7,732
                                              --------   --------   -------   ----------   ----------   -------    --------
Shares owned, end of year...................    46,611      9,976     2,555      193,020       84,723     7,732      29,324
                                              ========   ========   =======   ==========   ==========   =======    ========
Cost of shares acquired.....................  $536,561   $129,621   $42,864   $1,157,713   $1,212,177   $93,586    $390,669
                                              ========   ========   =======   ==========   ==========   =======    ========
Cost of shares redeemed.....................  $246,428   $  5,619   $ 1,705   $  588,929   $  125,930   $    40    $112,395
                                              ========   ========   =======   ==========   ==========   =======    ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                     ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------
                                                                        ALGER AMERICAN
                                                                     SMALL CAPITALIZATION
                                                                          PORTFOLIO
------------------------------------------------------------------------------------------------
                                                                 1998         1997        1996
------------------------------------------------------------------------------------------------
Shares purchased............................................      37,437       40,894     11,790
Shares received from reinvestment of:
  Dividends.................................................
  Capital gain distributions................................       9,723        1,128
                                                              ----------   ----------   --------
Total shares acquired.......................................      47,160       42,022     11,790
Total shares redeemed.......................................     (12,326)      (2,609)       (12)
                                                              ----------   ----------   --------
Net increase in shares owned................................      34,834       39,413     11,778
Shares owned, beginning of year.............................      51,191       11,778
                                                              ----------   ----------   --------
Shares owned, end of year...................................      86,025       51,191     11,778
                                                              ==========   ==========   ========
Cost of shares acquired.....................................  $1,968,028   $1,740,549   $476,692
                                                              ==========   ==========   ========
Cost of shares redeemed.....................................  $  502,525   $  104,052   $    489
                                                              ==========   ==========   ========

--------------------------------------------------------------------------------
The Providentmutual Variable Annuity Separate Account of Providentmutual Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Providentmutual makes certain deductions from premiums before amounts are allocated to each separate account selected by the contractholder. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and (5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original contract documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six full years for Market Street VIP and Market Street VIP/2 contracts and seven full years for an Options VIP contract, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For Options VIP contracts, the 10% is cumulative if unused.

     An annual administrative fee of $30 is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the Market Street VIP/2 and Options VIP contracts, Providentmutual deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractholders and the first twelve transfers by Market Street VIP/2 and Options VIP contractholders of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the years ended December 31, 1998 and 1997.

     The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractholder will receive a refund equal to the contract account value plus certain deductions made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the Market Street VIP/2 and Options VIP contracts. Providentmutual reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                    REPORT ON AUDITS OF FINANCIAL STATEMENTS
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity
Company of America

     In our opinion, the accompanying statements of financial condition and the related statements of operations, equity, and cash flows present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America (a wholly-owned stock life insurance subsidiary of Provident Mutual Life Insurance Company), at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
February 5, 1999

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENTS OF FINANCIAL CONDITION
                                 (IN THOUSANDS)

                                                                    DECEMBER 31,
                                                              ------------------------
                                                                 1998          1997
                                                              ----------    ----------
ASSETS
Investments:
  Fixed maturities:
     Available for sale, at market (cost: 1998 -- $352,107;
       1997 -- $311,637)....................................  $  359,442    $  320,363
     Held to maturity, at amortized cost (market:
      1998 -- $57,419; 1997 -- $65,305).....................      54,671        62,753
  Equity securities, at market (cost: 1998 -- $1,278;
     1997 -- $1,714)........................................       1,360         1,776
  Mortgage loans............................................      58,907        46,871
  Real estate...............................................         484         2,494
  Policy loans and premium notes............................       8,454         6,725
  Other invested assets.....................................          88           302
  Short-term investments....................................       7,151           552
                                                              ----------    ----------
          Total investments.................................     490,557       441,836
                                                              ----------    ----------
Cash........................................................       3,107         1,063
Investment income due and accrued...........................       7,304         7,046
Deferred policy acquisition costs...........................     104,913        83,291
Reinsurance recoverable.....................................       3,054        74,674
Separate account assets.....................................     880,417       627,081
Other assets................................................       1,312         1,342
                                                              ----------    ----------
          Total assets......................................  $1,490,664    $1,236,333
                                                              ==========    ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................  $  510,560    $  516,591
  Other policy obligations..................................       8,246         8,147
                                                              ----------    ----------
          Total policy liabilities..........................     518,806       524,738
                                                              ----------    ----------
Payable to parent...........................................          --         1,837
Federal income taxes payable:
  Current...................................................       6,281         3,928
  Deferred..................................................       2,474         2,363
Separate account liabilities................................     877,713       624,872
Other liabilities...........................................       8,124         8,506
                                                              ----------    ----------
          Total liabilities.................................   1,413,398     1,166,244
                                                              ----------    ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 9
EQUITY
Common stock, $10 par value; authorized 500,000 shares;
  issued and outstanding 250,000 shares.....................       2,500         2,500
Contributed capital in excess of par........................      44,165        44,165
Retained earnings...........................................      28,346        20,565
Accumulated other comprehensive income:
  Net unrealized appreciation on securities.................       2,255         2,859
                                                              ----------    ----------
          Total equity......................................      77,266        70,089
                                                              ----------    ----------
          Total liabilities and equity......................  $1,490,664    $1,236,333
                                                              ==========    ==========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                                YEARS ENDED DECEMBER 31,
                                                              -----------------------------
                                                               1998       1997       1996
                                                              -------    -------    -------
REVENUES
Premiums....................................................  $13,269    $13,904    $13,541
Policy and contract charges.................................   18,239     11,729      6,068
Net investment income.......................................   35,262     32,314     32,213
Other income................................................    2,705      4,815      2,994
Net realized gains on investments...........................    2,010         69        112
                                                              -------    -------    -------
          Total revenues....................................   71,485     62,831     54,928
                                                              -------    -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits................................   13,884     15,606     12,861
Change in future policyholder benefits......................   24,791     19,254     24,092
Commissions and operating expenses..........................   19,859     15,271      8,564
Policyholder dividends......................................      958        773        541
                                                              -------    -------    -------
          Total benefits and expenses.......................   59,492     50,904     46,058
                                                              -------    -------    -------
          Income before income taxes........................   11,993     11,927      8,870
Income tax expense:
  Current...................................................    3,776      2,470      2,612
  Deferred..................................................      436      1,979        988
                                                              -------    -------    -------
          Total income tax expense..........................    4,212      4,449      3,600
                                                              -------    -------    -------
          Net income........................................  $ 7,781    $ 7,478    $ 5,270
                                                              =======    =======    =======

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENTS OF EQUITY
                  YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN THOUSANDS)

                                                            CONTRIBUTED                     NET
                                        COMMON                CAPITAL                   UNREALIZED
                                        STOCK     COMMON     IN EXCESS     RETAINED    APPRECIATION      TOTAL
                                        SHARES    STOCK       OF PAR       EARNINGS    ON SECURITIES    EQUITY
                                        ------    ------    -----------    --------    -------------    -------
BALANCE AT JANUARY 1, 1996............  2,500     $2,500      $29,665      $ 7,817        $ 2,754       $42,736
                                                                                                        -------
Comprehensive income
Net income............................     --        --            --        5,270             --         5,270
  Other comprehensive income, net of
    tax:
    Change in unrealized
      appreciation....................     --        --            --           --         (1,857)       (1,857)
                                                                                                        -------
Total comprehensive income............                                                                    3,413
  Capital contribution from parent....     --        --         8,000           --             --         8,000
                                        -----     ------      -------      -------        -------       -------
BALANCE AT DECEMBER 31, 1996..........  2,500     2,500        37,665       13,087            897        54,149
                                                                                                        -------
Comprehensive income
Net income............................     --        --            --        7,478             --         7,478
  Other comprehensive income, net of
    tax:
    Change in unrealized
      appreciation....................     --        --            --           --          1,962         1,962
                                                                                                        -------
Total comprehensive income............                                                                    9,440
  Capital contribution from parent....     --        --         6,500           --             --         6,500
                                        -----     ------      -------      -------        -------       -------
BALANCE AT DECEMBER 31, 1997..........  2,500     2,500        44,165       20,565          2,859        70,089
                                                                                                        -------
Comprehensive income
Net income............................     --        --            --        7,781             --         7,781
  Other comprehensive income, net of
    tax:
    Change in unrealized
      appreciation....................     --        --            --           --           (604)         (604)
                                                                                                        -------
Total comprehensive income............                                                                    7,177
                                        -----     ------      -------      -------        -------       -------
BALANCE AT DECEMBER 31, 1998..........  2,500     $2,500      $44,165      $28,346        $ 2,255       $77,266
                                        =====     ======      =======      =======        =======       =======

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                                   YEARS ENDED DECEMBER 31,
                                                              -----------------------------------
                                                                1998         1997         1996
                                                              ---------    ---------    ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   7,781    $   7,478    $   5,270
Adjustments to reconcile net income to net cash
  provided by (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................     21,927       15,076       19,684
  Amortization of deferred policy acquisition costs.........     14,804        9,445        5,433
  Capitalization of deferred policy acquisition costs.......    (35,985)     (31,404)     (25,182)
  Deferred Federal income taxes.............................        436        1,979          988
  Depreciation, amortization and accretion..................        372          625          798
  Net realized gains on investments.........................     (2,010)         (69)        (112)
  Change in investment income due and accrued...............       (258)        (437)          66
  Change in reinsurance recoverable.........................     71,620        5,672          772
  Change in policy liabilities and other policyholder
    funds...................................................    (77,582)     (12,255)      (2,124)
  Change in other liabilities...............................       (382)         431         (210)
  Change in current Federal income taxes payable............      2,353         (809)        (928)
  Other, net................................................     (2,236)      (2,676)       3,756
                                                              ---------    ---------    ---------
    Net cash provided by (used in) operating activities.....        840       (6,944)       8,211
                                                              ---------    ---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Available for sale securities.............................     21,681       21,382        6,956
  Equity securities.........................................        370          100          200
  Real estate...............................................      5,324          772           --
  Other invested assets.....................................        248          333          158
Proceeds from maturities of investments:
  Held to maturity securities...............................     10,128       19,184       17,323
  Available for sale securities.............................     56,894       28,439       21,467
  Mortgage loans............................................      4,436        2,599        7,873
Purchases of investments:
  Held to maturity securities...............................     (2,000)      (2,029)     (15,887)
  Available for sale securities.............................   (119,639)     (72,520)     (38,542)
  Equity securities.........................................       (207)        (609)        (157)
  Mortgage loans............................................    (17,166)      (7,179)     (11,342)
  Real estate...............................................       (195)         (99)         (36)
  Other invested assets.....................................         --         (302)          --
Contributions of separate account seed money................       (330)          --         (335)
Withdrawals of separate account seed money..................        265           --           --
Policy loans and premium notes, net.........................     (1,729)        (373)        (906)
Net (purchases) sales of short-term investments.............     (6,599)       7,901        4,203
                                                              ---------    ---------    ---------
    Net cash used in investing activities...................    (48,519)      (2,401)      (9,025)
                                                              ---------    ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....    302,071      232,307      185,984
Variable universal life and investment product
  withdrawals...............................................   (252,348)    (228,871)    (192,698)
Capital contribution from parent............................         --        6,500        8,000
                                                              ---------    ---------    ---------
    Net cash provided by financing activities...............     49,723        9,936        1,286
                                                              ---------    ---------    ---------
    Net change in cash......................................      2,044          591          472
Cash, beginning of year.....................................      1,063          472           --
                                                              ---------    ---------    ---------
Cash, end of year...........................................  $   3,107    $   1,063    $     472
                                                              =========    =========    =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash paid during the year for income taxes................  $   1,434    $   3,280    $   3,540
                                                              =========    =========    =========
  Foreclosure of mortgage loans.............................  $     500    $      --    $      --
                                                              =========    =========    =========

                See accompanying notes to financial statements.

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

     Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

     On October 13, 1998, the Board of Directors of Provident Mutual unanimously approved and adopted a Plan of Conversion (Plan) to reorganize Provident Mutual Life Insurance Company, utilizing a mutual holding company structure. The Plan amended and replaced the proposed plan of conversion adopted January 5, 1998. The Plan would result in Provident Mutual converting to a stock life insurance company and being renamed Provfirst America Life Insurance Company (Provfirst America). Provfirst America will have a newly created parent company, Provfirst America Corporation, a stock holding company. Additionally, Provfirst America Corporation will have a newly created parent company, Provident Mutual Holding Company, a mutual holding company. The Company will be renamed Provfirst America Life and Annuity Company.

     The Insurance Department of the Commonwealth of Pennsylvania reviewed the Plan and rendered its Decision and Order approving the Plan, subject to certain conditions, on November 6, 1998.

     The Plan requires the approval of at least two-thirds of the votes cast by voting policyholders. A Special Meeting of policyholders to consider and vote upon the Plan has been scheduled for February 9, 1999.

     The Company sells life and annuity products principally through a personal producing general agency (PPGA) and brokerage sales force. The Company is licensed to operate in 48 states, which are responsible for product regulation. Sales in 16 states accounted for 78% of the Company's sales for the year ended December 31, 1998. For many of the life and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, benefits are determined by statutes and regulations in each of these states.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain prior year amounts have been reclassified to conform with the current year presentation.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the initial deferral of acquisition costs, the valuation of policy reserves, the accounting for deferred taxes, the elimination of statutory asset valuation and interest maintenance reserves and the establishment of investment valuation allowances.

     Amounts disclosed in the footnotes are denoted in thousands of dollars.

     Statutory net income was $1,702, $1,792 and $1,448 for the years ended December 31, 1998, 1997 and 1996, respectively. Statutory surplus was $44,730 and $47,225 as of December 31, 1998 and 1997, respectively.

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the report values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

     Equity securities (common and preferred stocks) are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in equity, net of related Federal income taxes and amortization of deferred policy acquisition costs.

     Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are charged to realized capital losses. Reserves totaled $1,064 and $1,170 at December 31, 1998 and 1997, respectively.

     Policy loans are reported at unpaid principal balances.

     Real estate is carried at lower of cost or fair value less accumulated depreciation from the date of foreclosure. The straight-line method of depreciation is used for real estate.

     Other invested assets consist of limited partnerships carried at the lower of cost or market value.

     Cash includes demand deposits and cash on hand.

     Short-term investments include money market funds, certificates of deposit and short-term investments whose maturities at the time of acquisition were one year or less. These investments are carried at amortized cost, which approximates fair market value.

     It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, but not for income generation or speculative purposes. Derivatives utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

     The net interest effect of futures transactions is settled on a daily basis. Cash paid or received is recorded daily, along with a receivable/payable, to settle the futures contract prior to the contract termination. The receivable/payable is carried until the contract is terminated and the remaining balance is included in either net investment income or realized gain or loss. Upon termination of a futures contract that is identified to a specific security, any gain or loss is deferred and amortized to net investment income over the expected remaining life of the hedged security. If the futures contract is not identified to a specific security, any gain or loss on termination is reported as a realized gain or loss.

     Interest rate swaps are settled on the contract date. Cash paid or received is reported as an adjustment to net investment income.

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities." This Statement requires that all derivatives be recorded at fair value in the statement of financial condition as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. The Company is currently reviewing this

Statement and has not yet determined its impact on the financial statements.

     In December 1997, the American Institute of Certified Public Accountants issued Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The adoption of this statement, which is effective for fiscal years beginning after December 15, 1998, is not expected to have a material effect on the Company's financial statements.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, they pay dividends, as declared annually by the Company based on its experience. Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality table at interest rates ranging from 2.5% to 5.0%.

Variable Life and Investment-Type Products

     Variable life products are all flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

PREMIUMS, CHARGES AND BENEFITS

Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other account balances, credited interest rates ranged from 3.47% to 7.5% in 1998.

Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business, have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average investment yield, before realized capital gains and losses, in the calculation of expected gross margins was 8.25% for 1998, 8.0% for 1997 and 8.46% for 1996.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected life of the policies.

     The costs deferred during 1998, 1997 and 1996 were $35,985, $31,404 and $25,182, respectively. Amortization of deferred policy acquisition costs was $14,804, $9,445 and $5,433 during 1998, 1997 and 1996, respectively.

CAPITAL GAINS AND LOSSES

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other than temporary.

POLICYHOLDER DIVIDENDS

     Annually, the Board of Directors declares the amount of dividends to be paid in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

REINSURANCE

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

SEPARATE ACCOUNTS

     Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity contractholders and variable life insurance policyholders.

     The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company generates a fixed return and on the Company's seed money. The separate account assets are carried at fair value.

FEDERAL INCOME TAXES

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

COMPREHENSIVE INCOME

     During 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income". SFAS No. 130 establishes standards for the reporting and presentation of comprehensive income and its components.

     Comprehensive income encompasses all changes in equity, excluding transactions with owners, and includes net income and the change in unrealized appreciation/depreciation on securities. This new standard requires additional disclosures in the financial statements and does not affect results of operations or financial condition.

     The components of other comprehensive income are as follows:

                                                                      TAX
                                                     BEFORE TAX    (EXPENSE)    NET OF TAX
                                                       AMOUNT       BENEFIT       AMOUNT
                                                     ----------    ---------    ----------
YEAR ENDED DECEMBER 31, 1998:
  Unrealized appreciation (depreciation) on
     securities....................................   $ 1,081       $  (378)     $   703
  Less: reclassification adjustment for gains
     realized in net income........................    (2,010)          703       (1,307)
                                                      -------       -------      -------
  Net change in unrealized appreciation on
     securities....................................   $  (929)      $   325      $  (604)
                                                      =======       =======      =======
YEAR ENDED DECEMBER 31, 1997:
  Unrealized appreciation (depreciation) on
     securities....................................   $ 3,088       $(1,081)     $ 2,007
  Less: reclassification adjustment for gains
     realized in net income........................       (69)           24          (45)
                                                      -------       -------      -------
  Net change in unrealized appreciation on
     securities....................................   $ 3,019       $(1,057)     $ 1,962
                                                      =======       =======      =======
YEAR ENDED DECEMBER 31, 1996:
  Unrealized appreciation (depreciation) on
     securities....................................   $(2,745)      $   961      $(1,784)
  Less: reclassification adjustment for gains
     realized in net income........................      (112)           39          (73)
                                                      -------       -------      -------
  Net change in unrealized appreciation on
     securities....................................   $(2,857)      $ 1,000      $(1,857)
                                                      =======       =======      =======

2.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 1998 and 1997:

                                        DECEMBER 31, 1998          DECEMBER 31, 1997
                                     ------------------------    ----------------------
                                        FAIR        CARRYING       FAIR       CARRYING
                                       VALUE         VALUE        VALUE        VALUE
                                     ----------    ----------    --------    ----------
ASSETS
Fixed maturities:
  Available for sale...............    $359,442      $359,442    $320,363      $320,363
  Held to maturity.................     $57,419       $54,671     $65,305       $62,753
Equity securities..................      $1,360        $1,360      $1,776        $1,776
Mortgage loans.....................     $64,225       $58,907     $49,379       $46,871
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without
  life contingencies...............      $7,479        $7,142      $7,304        $7,185
Individual annuities...............  $1,181,520    $1,215,896    $977,658    $1,012,040

     The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the policyholder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

     Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

MORTGAGE LOANS

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

POLICY LOANS

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND COUPON ACCUMULATIONS

     The policyholders' dividend and coupon accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3.  MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 1998 and 1997 are as follows:

                                                                  DECEMBER 31, 1998
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $    562      $    38        $   --      $    600
Obligations of states and political
  subdivisions..................................     3,416          215            --         3,631
Corporate securities............................   317,068        9,330         3,340       323,058
Mortgage-backed securities......................    31,061        1,121            29        32,153
                                                  --------      -------        ------      --------
Subtotal -- fixed maturities....................   352,107       10,704         3,369       359,442
Equity securities...............................     1,278          495           413         1,360
                                                  --------      -------        ------      --------
     Total......................................  $353,385      $11,199        $3,782      $360,802
                                                  ========      =======        ======      ========

                                                                  DECEMBER 31, 1998
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                    COST         GAINS         LOSSES        VALUE
----------------                                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  4,655      $   594        $   --      $  5,249
Corporate securities............................    46,618        1,849             1        48,466
Mortgage-backed securities......................     3,398          306            --         3,704
                                                  --------      -------        ------      --------
     Total......................................  $ 54,671      $ 2,749        $    1      $ 57,419
                                                  ========      =======        ======      ========

                                                                  DECEMBER 31, 1997
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $    563      $    12        $    2      $    573
Obligations of states and political
  subdivisions..................................     4,083          187            --         4,270
Corporate securities............................   274,262        8,651         1,076       281,837
Mortgage-backed securities......................    32,729          958             4        33,683
                                                  --------      -------        ------      --------
Subtotal -- fixed maturities....................   311,637        9,808         1,082       320,363
Equity securities...............................     1,714          487           425         1,776
                                                  --------      -------        ------      --------
     Total......................................  $313,351      $10,295        $1,507      $322,139
                                                  ========      =======        ======      ========

                                                                  DECEMBER 31, 1997
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
HELD TO MATURITY                                    COST         GAINS         LOSSES        VALUE
----------------                                  ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  4,704      $   417        $   10      $  5,111
Corporate securities............................    54,563        1,899            28        56,434
Mortgage-backed securities......................     3,486          274            --         3,760
                                                  --------      -------        ------      --------
     Total......................................  $ 62,753      $ 2,590        $   38      $ 65,305
                                                  ========      =======        ======      ========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998, by contractual maturity, are as follows:

                            AMORTIZED   ESTIMATED
AVAILABLE FOR SALE            COST      FAIR VALUE
------------------          ---------   ----------
Due in one year or less...  $ 33,082     $ 33,398
Due after one year through
  five years..............   120,727      123,164
Due after five years
  through ten years.......   105,291      108,028
Due after ten years.......    93,007       94,852
                            --------     --------
     Total................  $352,107     $359,442
                            ========     ========

                            AMORTIZED   ESTIMATED
HELD TO MATURITY              COST      FAIR VALUE
----------------            ---------   ----------
Due in one year or less...   $ 2,257     $ 2,262
Due after one year through
  five years..............    21,467      22,155
Due after five years
  through ten years.......    28,040      29,818
Due after ten years.......     2,907       3,184
                             -------     -------
     Total................   $54,671     $57,419
                             =======     =======

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized gains (losses) on investments for the years ended December 31, 1998, 1997 and 1996 are summarized as follows:

                         1998      1997     1996
                        -------   -------   ----
Fixed maturities......  $  (292)  $ 1,135   $ 71
Equity securities.....     (273)   (1,360)     6
Mortgage loans........     (194)      104     35
Real estate...........    2,735       133     --
Other invested
  assets..............       34        57     --
                        -------   -------   ----
                        $ 2,010   $    69   $112
                        =======   =======   ====

     Net unrealized appreciation on available for sale securities as of December 31, 1998 and 1997 is summarized as follows:

                               1998      1997
                              -------   -------
Net unrealized appreciation
  before adjustments for the
  following:................  $ 7,417   $ 8,788
  Amortization of deferred
     policy acquisition
     costs..................   (3,947)   (4,389)
  Deferred Federal income
     taxes..................   (1,215)   (1,540)
                              -------   -------
Net unrealized
  appreciation..............  $ 2,255   $ 2,859
                              =======   =======

     Net investment income, by type of investment, is as follows for the years ending December 31, 1998, 1997 and 1996:

                        1998      1997      1996
                       -------   -------   -------
Gross investment
  income:
Fixed maturities:
  Available for
     sale............  $25,294   $22,559   $21,379
  Held to maturity...    4,686     5,692     6,699
Equity securities....       66        92        87
Mortgage loans.......    4,485     3,924     3,750
Real estate..........      523       591       759
Policy loans and
  premium notes......      299       214       158
Short-term
  investments........      431       258       363
Other, net...........      781         9        27
                       -------   -------   -------
                        36,565    33,339    33,222
Less investment
  expenses...........   (1,303)   (1,025)   (1,009)
                       -------   -------   -------
Net investment
  income.............  $35,262   $32,314   $32,213
                       =======   =======   =======

4.  MORTGAGE LOANS

     The carrying value of impaired loans was $2,363 and $2,951, which were net of reserves of $474 and $704 as of December 31, 1998 and 1997, respectively.

     A reconciliation of the reserve balance, including general reserves, for mortgage loans for 1998 and 1997 is as follows:

                                 1998     1997
                                ------   ------
Balance at January 1..........  $1,170   $1,274
Recoveries....................     124     (104)
Releases due to
  foreclosures................    (230)      --
                                ------   ------
Balance at December 31........  $1,064   $1,170
                                ======   ======

     The average recorded investment in impaired loans was $2,624 and $3,767 during 1998 and 1997, respectively. Interest income recognized on impaired loans during 1998, 1997 and 1996 was $237, $284 and $405, respectively. All interest income on impaired loans was recognized on the cash basis.

5.  REAL ESTATE

     Real estate totaled $484 and $2,494 as of December 31, 1998 and 1997, respectively. Depreciation expense was $116, $113 and $112 for the years ended December 31, 1998, 1997 and 1996, respectively. Accumulated depreciation for real estate totaled $34 and $435 at December 31, 1998 and 1997, respectively.

6.  FEDERAL INCOME TAXES

     The Company files a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis which includes an allocation of an equity tax from Provident Mutual.

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows:

                       YEAR ENDED DECEMBER 31,
                       ------------------------
                        1998     1997     1996
                       ------   ------   ------
Federal income tax at
  statutory rate.....  $4,198   $4,174   $3,105
  Current year equity
     tax.............     664      900      800
  True down of prior
     years' equity
     tax.............    (650)    (625)    (305)
                       ------   ------   ------
Provision for Federal
  income tax from
  operations.........  $4,212   $4,449   $3,600
                       ======   ======   ======

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and income tax return purposes. Components of the Company's net deferred income tax liability is as follows at December 31, 1998 and 1997:

                              1998      1997
                             -------   -------
DEFERRED TAX LIABILITY
Deferred policy acquisition
  costs....................   32,648    26,550
Net unrealized gain on
  available for sale
  securities...............    1,215     1,540
                             -------   -------
     Total deferred tax
       liability...........   33,863    28,090
                             -------   -------
DEFERRED TAX ASSET
Reserves...................  $30,671   $26,650
Invested assets............      353       409
Policyholder dividends.....      189       159
Other......................      176    (1,491)
                             -------   -------
     Total deferred tax
       asset...............   31,389    25,727
                             -------   -------
Net deferred tax
  liability................  $ 2,474   $ 2,363
                             =======   =======

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions which would subject the Account to current taxation.

     The Company's Federal income tax returns have been audited through 1994. All years through 1985 are closed. Years 1986 through 1994 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1995 through the present remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

7.  REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements which are net of reinsurance activity:

                                                     CEDED TO      ASSUMED
                                        GROSS         OTHER       FROM OTHER      NET
                                        AMOUNT      COMPANIES     COMPANIES      AMOUNT
                                      ----------    ----------    ----------    --------
DECEMBER 31, 1998:
Life insurance in force.............  $2,763,532    $1,980,669     $34,968      $817,831
                                      ==========    ==========     =======      ========
Premiums............................  $   13,771    $      666     $   164      $ 13,269
                                      ==========    ==========     =======      ========
Future policyholder benefits........  $  510,560    $    3,054     $ 2,378      $509,884
                                      ==========    ==========     =======      ========
DECEMBER 31, 1997:
Life insurance in force.............  $2,153,084    $1,591,141     $50,233      $612,176
                                      ==========    ==========     =======      ========
Premiums............................  $   14,367    $      614     $   151      $ 13,904
                                      ==========    ==========     =======      ========
Future policyholder benefits........  $  516,591    $   74,674     $ 3,102      $445,019
                                      ==========    ==========     =======      ========
DECEMBER 31, 1996:
Life insurance in force.............  $1,591,685    $1,282,667     $42,330      $351,348
                                      ==========    ==========     =======      ========
Premiums............................  $   14,240    $      801     $   102      $ 13,541
                                      ==========    ==========     =======      ========
Future policyholder benefits........  $  511,447    $   80,346     $ 4,332      $435,433
                                      ==========    ==========     =======      ========

     On January 1, 1998, the Company terminated its reinsurance agreement with Metropolitan Life Insurance Company (Metropolitan). Prior to 1998, the Company had ceded 65 percent of the premiums and reserves related to its single premium deferred annuity (SPDA) product to Metropolitan. The Company recaptured $71,995 in reserves and received cash totaling $70,140. The $1,855 cost of recapturing the contracts has been deferred and will be amortized in relation to the incidence of expected gross profits over the expected life of the contracts.

     A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered SPDA's issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at December 31, 1998 and 1997. Deposits ceded during 1998 and 1997 were $2,749 and $2,351, respectively.

     Approximately $1,481,828 and $1,169,702 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at December 31, 1998 and 1997, respectively. Premiums ceded were $4,182 and $3,889 during 1998 and 1997, respectively. Reinsurance recoverables at December 31, 1998 and 1997 were $134 and $74, respectively.

8.  RELATED PARTY TRANSACTIONS

     Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits, as well as overhead costs. These costs were $16,581, $13,964 and $10,013 for 1998, 1997 and 1996, respectively.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at December 31, 1998 and 1997 approximated $81,050 and $90,995, respectively.

9.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

     At December 31, 1998, the Company had outstanding mortgage loan and limited partnership commitments of approximately $4,650. The mortgage loan commitments, which expire through February 1999, totaled $1,650 and were issued during 1998 at interest rates consistent with rates applicable on December 31, 1998. As a result, the fair value of these commitments approximates the face amount.

     Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company closed out hedge positions consisting of 226 treasury futures contracts with a dollar value of $25,727 in 1998 and the approximate net losses generated from the hedge positions were $33. There were no open hedge positions at December 31, 1998. There was no hedge position activity for the year ended December 31, 1997.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at December 31, 1998.

INVESTMENT PORTFOLIO CREDIT RISK

Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade se-curities. At December 31, 1998 and 1997, approximately $23,488 and $14,771, respectively, in debt security investments (5.8% and 3.9%, respectively, of the total debt security portfolio) are considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 1998 of $.7 million were non-income producing for the year ended December 31, 1998.

     The Company had debt security investments in the financial services industry at both December 31, 1998 and 1997 that exceeded 5% of total assets.

Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At December 31, 1998 and 1997, there were no delinquent mortgage loans (i.e., loans where payments on principal and/or interest are over 90 days past due).

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

Litigation and Unasserted Claims

     The Company is involved in various litigation, as both plaintiff and defendant, which has arisen in the ordinary course of business, which, in the opinion of management and legal counsel, will not have a material effect on the Company's financial position or its operations.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of manage-ment, the outcome of the proceedings and assessments will not have a material adverse effect on the financial statements. Guaranty fund assessments totaled $109, $236 and $82 in 1998, 1997 and 1996, respectively. Of those amounts, $56, $117 and $58 in 1998, 1997 and 1996, respectively, are creditable against future years' premium taxes.